UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-3174
                                   ---------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
     (Address of principal executive offices)             (Zip code)

     Patrick T. Bannigan, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                    ----------------------------

Date of fiscal year end:      6/30/03
                         ------------------
Date of reporting period:     6/30/03
                         ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report
                                                                   June 30, 2003
--------------------------------------------------------------------------------

[LOGO]TOUCHSTONE
      INVESTMENTS

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

     Touchstone California Tax-Free Money Market Fund

     Touchstone Florida Tax-Free Money Market Fund

     Touchstone Ohio Insured Tax-Free Fund

     Touchstone Ohio Tax-Free Money Market Fund

     Touchstone Tax-Free Intermediate Term Fund

     Touchstone Tax-Free Money Market Fund


                      Research o Design o Select o Monitor

--------------------------------------------------------------------------------
                                   Tax-Exempt
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
--------------------------------------------------------------------------------
Management Discussion and Analysis                                             4
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                           7
--------------------------------------------------------------------------------
Statements of Operations                                                      12
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           15
--------------------------------------------------------------------------------
Financial Highlights                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 29
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund                                   43-45
--------------------------------------------------------------------------------
   Florida Tax-Free Money Market Fund                                      46-47
--------------------------------------------------------------------------------
   Ohio Insured Tax-Free Fund                                              48-49
--------------------------------------------------------------------------------
   Ohio Tax-Free Money Market Fund                                         50-54
--------------------------------------------------------------------------------
   Tax-Free Intermediate Term Fund                                         55-57
--------------------------------------------------------------------------------
   Tax-Free Money Market Fund                                              58-60
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            61
--------------------------------------------------------------------------------
Report of Independent Auditors                                                62
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT
================================================================================

Dear Touchstone Investor:

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report for the twelve months ended June 30, 2003. This update includes investment activity and performance for Touchstone Tax-Free Money Market Fund, Touchstone California Tax-Free Money Market Fund, Touchstone Ohio Tax-Free Money Market Fund, Touchstone Florida Tax-Free Money Market Fund, Touchstone Tax-Free Intermediate Term Fund and Touchstone Ohio Insured Tax-Free Fund, which meet a variety of investment goals.

Since the recent economic recession's end in 2001, monetary policy eased significantly as the Federal Reserve reduced interest rates 13 times, bringing short-term rates to the lowest levels in 45 years. The most recent rate cut in June sent short-term rates to 1.00%, thereby causing the housing market to remain vigorous and lowering the cost of debt for both the public and the private sector. Those rate reductions also influenced short-term yields and money market rates.

We believe the tax-exempt sector continues to offer attractive investment alternatives. Investors have been able to purchase high-quality, intermediate and long-term municipal bonds at yields close to 80% to 90% of Treasuries. That may provide tax-conscience investors an appealing tax-free yield.

Tax-free fixed income investing can provide balance and stability to your portfolio, particularly during volatile market conditions. Mutual funds provide the diversification that can help keep your financial strategy on course.

We at Touchstone remain optimistic about the resilience of both our economy and our markets and are focused on positioning our Funds for success. We believe our fund managers' disciplined approach is well suited to helping you attain your financial objectives. Please visit our Web site, www.touchstoneinvestments.com, for more information about Touchstone Funds and other investment products available to you.

Thank you for your confidence in Touchstone and the opportunity to work on your behalf.

Best Regards,

/s/ Patrick Bannigan

Patrick Bannigan
President
Touchstone Tax-Free Trust

Touchstone mutual funds are distributed by Touchstone Securities, Inc.* *Member of NASD and SIPC.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

MUNICIPAL BOND MARKET REVIEW & OUTLOOK

The fiscal year ended June 30, 2003 was characterized by continued weakness in the economy, poor performance in the equity markets and falling interest rates. The weak economy and corporate scandals led to poor earnings and lower equity prices, while spreads on corporate bonds widened relative to U.S. Treasury yields. While the corporate bond and equity markets did improve in the last quarter of the fiscal year, the upheaval in those markets provided the backdrop for U.S. Treasury yields to move lower as investors sought the safety provided by U.S. Treasury securities. As an example, 10-year Treasury Notes declined 1.25% over the course of the year to a yield of 3.50% - a level not seen in more than 40 years. The Federal Reserve cut interest rates twice during the fiscal year, once in November and most recently in late June, for a total cut of .75%, bringing the fed funds rate to 1.00%, which was also a historical low.

The municipal market also benefited from the difficulties in the equity and corporate bond markets, as investors were attracted to the safety provided by high quality municipal bonds. Investors certainly had ample opportunity, as over $385 billion in new municipal bonds were sold over the course of the year. A combination of low interest rates and the need for municipalities to fill budget gaps contributed to the record amount of bonds sold. Throughout much of the year, investor demand remained high, however, municipal bonds did under perform relative to U.S. Treasury securities due to the huge amount of supply. For example, 10-year municipal bond yields declined by only .80% over the period and as a result, municipal yields were trading at yields equal to 92% of 10-year U.S. Treasury yields by June 30, 2003.

With interest rates at historical lows and the economy expected to improve during the second half of 2003, it is likely that interest rates will rise. The exact timing is obviously difficult to know and the economy has certainly given us mixed signals in the past.

Municipal yields are at historically attractive levels compared to U.S. Treasuries and are trading at yield levels greater than 90% of comparable U.S. Treasuries across the yield curve. In the past, when municipals have gotten this "cheap" relative to U.S. Treasuries, the sector has typically outperformed Treasury securities.

TOUCHSTONE OHIO INSURED TAX-FREE FUND

The Fund's total return was 8.43% for the twelve months ended June 30, 2003. The total return for the Lehman Brothers Municipal Bond Index was 8.74% for the same period.

The Ohio Insured Tax-Free Fund posted top quartile performance for the year versus its peers in the Lipper Ohio Municipal Debt category which averaged of 7.59%. The Fund was able to post this performance as a result of changes we made to the portfolio near the end of the fiscal year 2002. We executed several trades to enhance the call protection of the portfolio. These bonds, combined with the older, higher yielding issues in the portfolio, provided the Fund with a combination of income and capital appreciation during the year. The Fund also outperformed the Lehman Brothers Municipal Bond Index after factoring in the Fund expenses. By design, the portfolio of the Ohio Insured Tax-Free Fund is invested in high-quality municipal bonds. In addition, we tend to focus on the 20-year maturity range, which has historically provided the Fund with the best combination of income and total return.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TOUCHSTONE TAX-FREE INTERMEDIATE TERM FUND

The Fund's total return was 7.61% for the twelve months ended June 30, 2003. The total return for the Lehman Brothers 7 Year Municipal Bond Index was 8.85% for the same period.

The Tax-Free Intermediate Term Fund performed well during the fiscal year ended June 30, 2003, ranking in the second quartile of its peer group - Lipper Intermediate Municipal Debt Funds. The Fund was able to achieve its performance because the bulk of the portfolio was positioned in the 10-year maturity range, which was one of the better performing maturity sectors in the market. The Fund slightly underperformed the Lehman Brothers 7 year Municipal Bond Index after factoring in expenses of the Fund. The Fund lost the most ground relative to the index in the last quarter of the year, when the market sold off rather dramatically, with the 10-year maturity range taking the brunt of the sell-off. As mentioned above, we would expect that interest rates will begin to rise as soon as it becomes apparent that the economy is starting to recover. With municipal bonds trading at very attractive yield levels compared to U.S. Treasury securities, we would expect this to help the relative performance of the municipal market. We will continue to focus on high quality municipal bonds with the majority of the bonds in the portfolio rated AAA.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                IN THE OHIO INSURED TAX-FREE FUND - CLASS A* AND
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
-----------------------------------------------------------
                 OHIO INSURED TAX-FREE FUND
                AVERAGE ANNUAL TOTAL RETURNS

          1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION*
Class A    8.43%     5.34%       5.32%            --
Class B    7.89%       --          --           6.76%
Class C    7.89%     4.65%         --           4.51%
-----------------------------------------------------------

                                             6/03
OHIO INSURED TAX-FREE FUND - CLASS A       $16,003
LEHMAN BROTHERS MUNICIPAL BOND INDEX       $18,551

                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993. The initial public offering of Class B shares commenced on May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A* AND
                THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
-----------------------------------------------------------
              TAX-FREE INTERMEDIATE TERM FUND
                AVERAGE ANNUAL TOTAL RETURNS

          1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION*
CLASS A    7.61%     5.21%       5.04%            --
CLASS B    6.87%       --          --           6.19%
CLASS C    6.71%     4.42%         --           4.13%
-----------------------------------------------------------

                                                  6/03
TAX-FREE INTERMEDIATETERM FUND - CLASS A        $15,565
LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX     $18,112

                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994. The initial public offering of Class B shares commenced on May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003

================================================================================================
                                                                      CALIFORNIA      FLORIDA
                                                                       TAX-FREE       TAX-FREE
                                                                     MONEY MARKET   MONEY MARKET
                                                                         FUND           FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 70,691,061   $ 29,663,242
                                                                     ===========================
   At market value ...............................................   $ 70,691,061   $ 29,663,242
Cash .............................................................         70,538         95,204
Interest receivable ..............................................        250,999        160,623
Other assets .....................................................            938          1,312
                                                                     ---------------------------
TOTAL ASSETS .....................................................     71,013,536     29,920,381
                                                                     ---------------------------

LIABILITIES
Dividends payable ................................................            428          9,157
Payable to affiliates ............................................         32,650         13,285
Payable for securities purchased .................................        588,855        205,368
Other accrued expenses and liabilities ...........................         46,356         35,937
                                                                     ---------------------------
TOTAL LIABILITIES ................................................        668,289        263,747
                                                                     ---------------------------

NET ASSETS .......................................................   $ 70,345,247   $ 29,656,634
                                                                     ===========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 70,344,884   $ 29,656,742
Undistributed net investment income ..............................            112             --
Accumulated net realized gains (losses)
        from security transactions ...............................            251           (108)
                                                                     ---------------------------

NET ASSETS .......................................................   $ 70,345,247   $ 29,656,634
                                                                     ===========================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........     70,344,893     29,656,730
                                                                     ===========================
Net asset value, offering price and redemption price per share ...   $       1.00   $       1.00
                                                                     ===========================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003

================================================================================================
                                                                         OHIO           OHIO
                                                                        INSURED       TAX-FREE
                                                                       TAX-FREE     MONEY MARKET
                                                                         FUND           FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 62,703,922   $420,885,483
                                                                     ---------------------------
   At market value ...............................................   $ 68,513,794   $420,885,483
Cash .............................................................          1,611         13,901
Interest receivable ..............................................        400,797      1,431,506
Receivable for capital shares sold ...............................        227,326             --
Other assets .....................................................          2,585          6,439
                                                                     ---------------------------
TOTAL ASSETS .....................................................     69,146,113    422,337,329
                                                                     ---------------------------

LIABILITIES
Dividends payable ................................................         74,010        147,404
Payable to affiliates ............................................         38,665        163,024
Payable for capital shares redeemed ..............................         25,084             --
Payable for securities purchased .................................      1,554,765             --
Other accrued expenses and liabilities ...........................         74,278         97,339
                                                                     ---------------------------
TOTAL LIABILITIES ................................................      1,766,802        407,767
                                                                     ---------------------------

NET ASSETS .......................................................   $ 67,379,311   $421,929,562
                                                                     ===========================

NET ASSETS CONSIST OF:
Paid-in Capital ..................................................   $ 60,952,555   $421,918,152
Accumulated net realized gains from security transactions ........        616,884         11,410
Net unrealized appreciation on investments .......................      5,809,872             --
                                                                     ---------------------------

NET ASSETS .......................................................   $ 67,379,311   $421,929,562
                                                                     ===========================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........................   $ 59,683,175   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........      4,827,306             --
                                                                     ===========================
Net asset value and redemption price per share ...................   $      12.36   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      12.98   $         --
                                                                     ===========================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ..........................   $    308,411   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........         24,874             --
                                                                     ===========================
Net asset value and redemption price per share* ..................   $      12.40   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      12.40   $         --
                                                                     ===========================

JUNE 30, 2003

================================================================================================
                                                                         OHIO           OHIO
                                                                        INSURED       TAX-FREE
                                                                       TAX-FREE     MONEY MARKET
                                                                         FUND           FUND
------------------------------------------------------------------------------------------------

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..........................   $  7,387,725   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........        595,543             --
                                                                     ===========================
Net asset value and redemption price per share* ..................   $      12.41   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      12.41   $         --
                                                                     ===========================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ...........................   $         --   $155,809,909
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........             --    155,795,732
                                                                     ===========================
Net asset value, offering price and redemption price per share* ..   $         --   $       1.00
                                                                     ===========================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ....................   $         --   $266,119,653
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........             --    266,108,809
                                                                     ===========================
Net asset value, offering price and redemption price per share* ..   $         --   $       1.00
                                                                     ===========================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003

================================================================================================
                                                                       TAX-FREE       TAX-FREE
                                                                     INTERMEDIATE   MONEY MARKET
                                                                       TERM FUND        FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 39,559,115   $ 40,776,995
                                                                     ===========================
   At market value ...............................................   $ 42,319,284   $ 40,776,995
Cash .............................................................            309         25,789
Interest receivable ..............................................        390,900        194,206
Receivable for capital shares sold ...............................        189,049             --
Other assets .....................................................         10,742         15,146
                                                                     ---------------------------
TOTAL ASSETS .....................................................     42,910,284     41,012,136
                                                                     ---------------------------

LIABILITIES
Dividends payable ................................................         29,366            288
Payable for capital shares redeemed ..............................        102,565             --
Payable for securities purchased .................................      2,039,646        877,013
Payable to affiliates ............................................         47,463         22,504
Other accrued expenses and liabilities ...........................         40,066         45,231
                                                                     ---------------------------
TOTAL LIABILITIES ................................................      2,259,106        945,036
                                                                     ---------------------------

NET ASSETS .......................................................   $ 40,651,178   $ 40,067,100
                                                                     ===========================

NET ASSETS CONSIST OF:
Paid-in Capital ..................................................   $ 37,989,238   $ 40,057,188
Undistributed net investment income ..............................             --            270
Accumulated net realized gains (losses) from security transactions        (98,229)         9,642
Net unrealized appreciation on investments .......................      2,760,169             --
                                                                     ---------------------------

NET ASSETS .......................................................   $ 40,651,178   $ 40,067,100
                                                                     ===========================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........................   $ 35,175,909   $ 21,375,326
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........      3,021,674     21,380,388
                                                                     ===========================
Net asset value and redemption price per share ...................   $      11.64   $       1.00
                                                                     ===========================
Maximum offering price per share .................................   $      12.22   $         --
                                                                     ===========================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ..........................   $    385,683   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........         33,112             --
                                                                     ===========================
Net asset value and redemption price per share* ..................   $      11.65   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      11.65   $         --
                                                                     ===========================

JUNE 30, 2003

================================================================================================
                                                                       TAX-FREE       TAX-FREE
                                                                     INTERMEDIATE   MONEY MARKET
                                                                       TERM FUND        FUND
------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..........................   $  5,089,586   $         --
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........        437,070             --
                                                                     ===========================
Net asset value and redemption price per share* ..................   $      11.64   $         --
                                                                     ===========================
Maximum offering price per share .................................   $      11.64   $         --
                                                                     ===========================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares ..........................   $         --   $ 18,691,774
                                                                     ===========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........             --     18,686,952
                                                                     ===========================
Net asset value and redemption price per share* ..................   $         --   $       1.00
                                                                     ===========================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003

================================================================================================
                                                                     CALIFORNIA       FLORIDA
                                                                      TAX-FREE        TAX-FREE
                                                                    MONEY MARKET    MONEY MARKET
                                                                        FUND            FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $  1,063,214    $    376,443
                                                                    ----------------------------

EXPENSES
Investment advisory fees ........................................        381,243         128,622
Distribution expenses ...........................................        183,018          64,297
Transfer agent fees .............................................         34,007          12,000
Accounting services fees ........................................         33,000          27,000
Custodian fees ..................................................         36,166          13,473
Reports to shareholders .........................................         15,227           2,982
Postage and supplies ............................................         40,364           5,684
Professional fees ...............................................         21,070           9,190
Administration ..................................................         26,568           9,254
Pricing expenses ................................................         12,004           4,843
Registration fees ...............................................          2,030           1,541
Trustees' fees and expenses .....................................          7,860           7,972
Other expense ...................................................            575             288
                                                                    ----------------------------
TOTAL EXPENSES ..................................................        793,132         287,146
Fees waived by the Adviser ......................................       (221,244)       (109,080)
                                                                    ----------------------------
NET EXPENSES ....................................................        571,888         178,066
                                                                    ----------------------------

NET INVESTMENT INCOME ...........................................        491,326         198,377
                                                                    ----------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ...................            251           7,941
                                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $    491,577    $    206,318
                                                                    ============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003

================================================================================================
                                                                        OHIO            OHIO
                                                                       INSURED        TAX-FREE
                                                                      TAX-FREE      MONEY MARKET
                                                                        FUND            FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $  3,076,140    $  6,272,578
                                                                    ----------------------------

EXPENSES
Investment advisory fees ........................................        321,710       1,765,063
Distribution expenses, Class A ..................................        145,820              --
Distribution expenses, Class B ..................................          2,519              --
Distribution expenses, Class C ..................................         57,620              --
Distribution expenses, Retail class .............................             --         433,741
Distribution expenses, Institutional class ......................             --              18
Transfer agent fees, Class A ....................................         23,715              --
Transfer agent fees, Class B ....................................         12,000              --
Transfer agent fees, Class C ....................................         12,000              --
Transfer agent fees, Retail class ...............................             --          58,867
Transfer agent fees, Institutional class ........................             --          12,000
Accounting services fees ........................................         52,500          67,316
Registration fees, Class A ......................................          3,953              --
Registration fees, Class B ......................................          3,639              --
Registration fees, Class C ......................................          2,185              --
Registration fees, Retail Class .................................             --           8,475
Reports to shareholders .........................................          3,462          29,980
Postage and supplies ............................................         35,530          82,337
Professional fees ...............................................         23,118          42,317
Custodian fees ..................................................         19,496          85,981
Pricing expenses ................................................          9,110          21,690
Administration fees .............................................         23,559         128,218
Trustees' fees and expenses .....................................          8,448           7,917
Other expenses ..................................................          1,152           4,013
                                                                    ----------------------------
TOTAL EXPENSES ..................................................        761,536       2,747,933
Fees waived by the Adviser ......................................       (233,791)       (260,745)
                                                                    ----------------------------
NET EXPENSES ....................................................        527,745       2,487,188
                                                                    ----------------------------

NET INVESTMENT INCOME ...........................................      2,548,395       3,785,390
                                                                    ----------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ...................        899,591          31,700
Net change in unrealized appreciation/depreciation on investments      2,092,804              --
                                                                    ----------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................      2,992,395          31,700
                                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $  5,540,790    $  3,817,090
                                                                    ============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003

================================================================================================
                                                                      TAX-FREE        TAX-FREE
                                                                    INTERMEDIATE    MONEY MARKET
                                                                      TERM FUND         FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................................   $  1,810,683    $    498,944
                                                                    ----------------------------

EXPENSES
Investment advisory fees ........................................        194,613         153,742
Distribution expenses, Class A ..................................         85,039          57,311
Distribution expenses, Class B ..................................          1,540              --
Distribution expenses, Class C ..................................         47,530              --
Distribution expenses, Class S ..................................             --          47,007
Transfer agent fees, Class A ....................................         35,100          27,285
Transfer agent fees, Class B ....................................         12,000              --
Transfer agent fees, Class C ....................................         12,000              --
Transfer agent fees, Class S ....................................             --           5,000
Accounting services fees ........................................         46,500          30,625
Registration fees, Class A ......................................          9,308          13,302
Registration fees, Class B ......................................          9,135              --
Registration fees, Class C ......................................          8,507              --
Registration fees, Class S ......................................             --           4,735
Reports to shareholders .........................................         13,552          15,943
Postage and supplies ............................................         43,939          30,322
Professional fees ...............................................         18,440          22,347
Custodian fees ..................................................         13,522          21,277
Pricing expenses ................................................          9,513           5,330
Administration fees .............................................         14,246          12,892
Trustees' fees and expenses .....................................          8,041           8,190
Other expenses ..................................................            284              --
                                                                    ----------------------------
TOTAL EXPENSES ..................................................        582,809         455,308
Fees waived and/or expenses reimbursed by the Adviser ...........       (160,686)       (161,203)
                                                                    ----------------------------
NET EXPENSES ....................................................        422,123         294,105
                                                                    ----------------------------

NET INVESTMENT INCOME ...........................................      1,388,560         204,839
                                                                    ----------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ...................        537,468           9,642
Net change in unrealized appreciation/depreciation on investments        888,456              --
                                                                    ----------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................      1,425,924           9,642
                                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $  2,814,484    $    214,481
                                                                    ============================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

================================================================================================================
                                                          CALIFORNIA                          FLORIDA
                                                           TAX-FREE                          TAX-FREE
                                                         MONEY MARKET                      MONEY MARKET
                                                             FUND                              FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
FROM OPERATIONS
Net investment income .......................   $     491,326    $     975,547    $     198,377    $     302,373
Net realized gains (losses) from
   security transactions ....................             251            6,780            7,941             (120)
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS ...............................         491,577          982,327          206,318          302,253
                                                ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..................        (491,598)        (975,547)        (198,377)        (302,373)
From net realized gains .....................          (5,641)              --               --               --
                                                ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS SHAREHOLDERS ...............        (497,239)        (975,547)        (198,377)        (302,373)
                                                ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...................     231,465,121      259,409,267       60,228,779       47,361,962
Reinvested distributions ....................         481,616          926,470           69,053          159,201
Payments for shares redeemed ................    (246,001,399)    (245,422,313)     (48,777,163)     (46,083,190)
                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS ..........     (14,054,662)      14,913,424       11,520,669        1,437,973
                                                ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS ...............................     (14,060,324)      14,920,204       11,528,610        1,437,853

NET ASSETS
Beginning of year ...........................      84,405,571       69,485,367       18,128,024       16,690,171
                                                ----------------------------------------------------------------
End of year .................................   $  70,345,247    $  84,405,571    $  29,656,634    $  18,128,024
                                                ================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

================================================================================================================
                                                                                               OHIO
                                                         OHIO INSURED                        TAX-FREE
                                                           TAX-FREE                        MONEY MARKET
                                                             FUND                              FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
FROM OPERATIONS
Net investment income .......................   $   2,548,395    $   2,739,517    $   3,785,390    $   7,113,864
Net realized gains (losses) from
   security transactions ....................         899,591          470,987           31,700           (4,430)
Net change in unrealized appreciation/
   depreciation on investments ..............       2,092,804          246,320               --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..........................       5,540,790        3,456,824        3,817,090        7,109,434
                                                ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .........      (2,351,509)      (2,565,466)              --               --
From net investment income, Class B .........          (8,218)          (4,056)              --               --
From net investment income, Class C .........        (188,668)        (172,357)              --               --
From net investment income, Retail ..........              --               --       (1,374,359)      (3,418,541)
From net investment income, Institutional ...              --               --       (2,411,031)      (3,695,323)
From net realized gains, Class A ............        (332,541)         (92,607)              --               --
From net realized gains, Class B ............          (1,419)            (182)              --               --
From net realized gains, Class C ............         (31,146)          (7,073)              --               --
                                                ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ............      (2,913,501)      (2,841,741)      (3,785,390)      (7,113,864)
                                                ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...................     166,427,209      152,308,825               --               --
Reinvested distributions ....................       1,811,604        1,824,724               --               --
Payments for shares redeemed ................    (165,318,707)    (155,158,445)              --               --
                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ..........       2,920,106       (1,024,896)              --               --
                                                ----------------------------------------------------------------

CLASS B
Proceeds from shares sold ...................         136,163          117,241               --               --
Reinvested distributions ....................           7,253            2,342               --               --
Payments for shares redeemed ................          (4,117)              --               --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS .......................         139,299          119,583               --               --
                                                ----------------------------------------------------------------

================================================================================================================
                                                                                               OHIO
                                                         OHIO INSURED                        TAX-FREE
                                                           TAX-FREE                        MONEY MARKET
                                                             FUND                              FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
CLASS C
Proceeds from shares sold ...................   $   2,962,425    $     768,925    $          --    $          --
Reinvested distributions ....................         172,491          145,704               --               --
Payments for shares redeemed ................        (860,392)        (562,394)              --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS .......................       2,274,524          352,235               --               --
                                                ----------------------------------------------------------------

RETAIL
Proceeds from shares sold ...................              --               --      447,218,674      509,765,613
Reinvested distributions ....................              --               --        1,369,314        3,390,944
Payments for shares redeemed ................              --               --     (503,873,010)    (513,635,848)
                                                ----------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   RETAIL SHARE TRANSACTIONS ................              --               --      (55,285,022)        (479,291)
                                                ----------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ...................              --                       506,126,362      606,266,764
Reinvested distributions ....................              --                           159,261          446,040
Payments for shares redeemed ................              --                      (450,864,267)    (581,412,222)
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   INSTITUTIONAL SHARE TRANSACTIONS .........              --               --       55,421,356       25,300,582
                                                ----------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS ................       7,961,218           62,005          168,034       24,816,861

NET ASSETS
Beginning of year ...........................      59,418,093       59,356,088      421,761,528      396,944,667
                                                ----------------------------------------------------------------
End of year .................................   $  67,379,311    $  59,418,093    $ 421,929,562    $ 421,761,528
                                                ================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

================================================================================================================
                                                           TAX-FREE                          TAX-FREE
                                                         INTERMEDIATE                      MONEY MARKET
                                                           TERM FUND                           FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
FROM OPERATIONS
Net investment income .......................   $   1,388,560    $   1,517,221    $     204,839    $     405,331
Net realized gains from security transactions         537,468          162,213            9,642           46,773
Net change in unrealized appreciation/
   depreciation on investments ..............         888,456          391,945               --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..........................       2,814,484        2,071,379          214,481          452,104
                                                ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .........      (1,246,317)      (1,401,341)        (181,440)        (404,369)
From net investment income, Class B .........          (4,372)          (1,670)              --               --
From net investment income, Class C .........        (137,871)        (114,210)              --               --
From net investment income, Class S .........              --               --          (24,361)              --
From net realized gains, Class A ............              --               --          (42,682)              --
                                                ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ............      (1,388,560)      (1,517,221)        (248,483)        (404,369)
                                                ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...................      12,754,363       12,425,340       29,377,332       37,899,916
Reinvested distributions ....................         947,167        1,102,766          220,138          396,218
Payments for shares redeemed ................     (13,135,382)     (16,379,937)     (31,715,452)     (37,220,247)
                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ..........         566,148       (2,851,831)      (2,117,982)       1,075,887
                                                ----------------------------------------------------------------

CLASS B
Proceeds from shares sold ...................         333,811           57,944               --               --
Reinvested distributions ....................           2,412            1,585               --               --
Payments for shares redeemed ................         (15,334)              --               --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS .......................         320,889           59,529               --               --
                                                ----------------------------------------------------------------

CLASS C
Proceeds from shares sold ...................       2,985,278        1,475,796               --               --
Reinvested distributions ....................          89,088           94,489               --               --
Payments for shares redeemed ................      (1,743,501)      (1,066,023)              --               --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ...............       1,330,865          504,262               --               --
                                                ----------------------------------------------------------------

================================================================================================================
                                                           TAX-FREE                          TAX-FREE
                                                         INTERMEDIATE                      MONEY MARKET
                                                           TERM FUND                           FUND
                                                ----------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                     2003             2002             2003             2002
================================================================================================================
CLASS S
Proceeds from shares sold ...................   $          --    $          --    $  60,088,784    $          --
Reinvested distributions ....................              --               --           24,213               --
Payments for shares redeemed ................              --               --      (41,426,045)              --
                                                ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS S SHARE TRANSACTIONS ...............              --               --       18,686,952               --
                                                ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS ...............................       3,643,826       (1,733,882)      16,534,968        1,123,622

NET ASSETS
Beginning of year ...........................      37,007,352       38,741,234       23,532,132       22,408,510
                                                ----------------------------------------------------------------
End of year .................................   $  40,651,178    $  37,007,352    $  40,067,100    $  23,532,132
                                                ----------------------------------------------------------------

See accompanying notes to financial statements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.006          0.012          0.028          0.027          0.025
                                                       ----------------------------------------------------------------------
Net realized gains on investments ..................        0.000(A)       0.000(A)          --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.006)        (0.012)        (0.028)        (0.027)        (0.025)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.65%          1.17%          2.84%          2.75%          2.56%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   70,345     $   84,406     $   69,485     $   62,900     $   47,967
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ..............................        0.64%          1.13%          2.84%          2.72%          2.52%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.017          0.033          0.030          0.026
                                                       ----------------------------------------------------------------------
Net realized gains (losses)
   on investments ..................................        0.000(A)      (0.000)(A)         --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.017)        (0.033)        (0.030)        (0.026)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.76%          1.66%          3.30%          3.05%          2.68%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   29,657     $   18,128     $   16,690     $   18,244     $   21,371
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.69%          0.65%          0.65%          0.73%          0.75%

Ratio of net investment income to
        average net assets .........................        0.77%          1.64%          3.26%          2.98%          2.58%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    11.94     $    11.89     $    11.45     $    11.74     $    12.37
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.49           0.53           0.56           0.58           0.58
   Net realized and unrealized gains
      (losses)on investments .......................         0.49           0.07           0.44          (0.29)         (0.34)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.98           0.60           1.00           0.29           0.24
                                                       ----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............        (0.49)         (0.53)         (0.56)         (0.58)         (0.58)
   Distributions from net realized gains ...........        (0.07)         (0.02)            --             --          (0.29)
                                                       ----------------------------------------------------------------------
Total distributions ................................        (0.56)         (0.55)         (0.56)         (0.58)         (0.87)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    12.36     $    11.94     $    11.89     $    11.45     $    11.74
                                                       ======================================================================

Total return(A) ....................................        8.43%          5.15%          8.88%          2.60%          1.81%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $   59,683     $   54,348     $   54,791     $   59,600     $   62,737
                                                       ======================================================================

Ratio of net expenses to
   average net assets ..............................        0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ..............................        4.03%          4.47%          4.77%          5.08%          4.72%

Portfolio turnover rate ............................          24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS

===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                          YEAR           YEAR          PERIOD
                                                         ENDED          ENDED          ENDED
                                                        JUNE 30,       JUNE 30,       JUNE 30,
                                                          2003           2002          2001(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    11.95     $    11.88     $    11.76
                                                       ----------------------------------------

Income from investment operations:
   Net investment income ...........................         0.40           0.46           0.11
   Net realized and unrealized gains on investments          0.52           0.09           0.12
                                                       ----------------------------------------
Total from investment operations ...................         0.92           0.55           0.23
                                                       ----------------------------------------

Less distributions:
   Dividends from net investment income ............        (0.40)         (0.46)         (0.11)
   Distributions from net realized gains ...........        (0.07)         (0.02)            --
                                                       ----------------------------------------
Total distributions ................................        (0.47)         (0.48)         (0.11)
                                                       ----------------------------------------

Net asset value at end of period ...................   $    12.40     $    11.95     $    11.88
                                                       ========================================

Total return(B) ....................................        7.89%          4.72%          1.98%(C)
                                                       ========================================

Net assets at end of period (000's) ................   $      308     $      161     $       40
                                                       ========================================

Ratio of net expenses to average net assets ........        1.50%          1.50%          0.50%(D)

Ratio of net investment income to
   average net assets ..............................        3.26%          3.69%          1.40%(D)

Portfolio turnover rate ............................          24%            28%            20%(D)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of year ...............   $    11.96     $    11.89     $    11.44     $    11.74     $    12.37
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.40           0.44           0.47           0.49           0.49
   Net realized and unrealized gains
      (losses) on investments ......................         0.52           0.09           0.45          (0.30)         (0.34)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.92           0.53           0.92           0.19           0.15
                                                       ----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............        (0.40)         (0.44)         (0.47)         (0.49)         (0.49)
   Distributions from net realized gains ...........        (0.07)         (0.02)            --             --          (0.29)
                                                       ----------------------------------------------------------------------
Total distributions ................................        (0.47)         (0.46)         (0.47)         (0.49)         (0.78)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    12.41     $    11.96     $    11.89     $    11.44     $    11.74
                                                       ======================================================================

Total return(A) ....................................        7.89%          4.54%          8.15%          1.75%          1.05%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $    7,388     $    4,910     $    4,526     $    3,585     $    4,740
                                                       ======================================================================

Ratio of net expenses to
   average net assets ..............................        1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income to
        average net assets .........................        3.27%          3.72%          4.00%          4.42%          3.97%

Portfolio turnover rate ............................          24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.015          0.033          0.031          0.027
                                                       ----------------------------------------------------------------------
Net realized gains (losses)
   on investments ..................................        0.000(A)      (0.000)(A)         --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.015)        (0.033)        (0.031)        (0.027)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.78%          1.47%          3.31%          3.09%          2.73%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $  155,810     $  211,083     $  211,564     $  214,561     $  214,691
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ..............................        0.79%          1.46%          3.29%          3.04%          2.68%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.010          0.017          0.035          0.033          0.029
                                                       ----------------------------------------------------------------------
Net realized gains (losses)
   on investments ..................................        0.000(A)      (0.000)(A)         --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.010)        (0.017)        (0.035)        (0.033)        (0.029)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        1.03%          1.72%          3.58%          3.35%          2.98%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $  266,120     $  210,679     $  185,381     $  132,889     $  176,106
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.50%          0.50%          0.50%          0.50%          0.50%

Ratio of net investment income to
   average net assets ..............................        1.02%          1.69%          3.52%          3.25%          2.93%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of year ...............   $    11.22     $    11.05     $    10.68     $    10.87     $    11.12
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.42           0.45           0.47           0.48           0.48
   Net realized and unrealized gains
      (losses) on investments ......................         0.42           0.17           0.37          (0.19)         (0.25)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.84           0.62           0.84           0.29           0.23
                                                       ----------------------------------------------------------------------

Dividends from net investment income ...............        (0.42)         (0.45)         (0.47)         (0.48)         (0.48)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    11.64     $    11.22     $    11.05     $    10.68     $    10.87
                                                       ======================================================================

Total return(A) ....................................        7.61%          5.73%          7.99%          2.75%          2.07%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $   35,176     $   33,350     $   35,698     $   36,817     $   47,899
                                                       ======================================================================

Ratio of net expenses to
   average net assets ..............................        0.99%          0.99%          0.99%          0.99%          0.99%

Ratio of net investment income to
   average net assets ..............................        3.66%          4.07%          4.31%          4.47%          4.33%

Portfolio turnover rate ............................          46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS

===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                          YEAR           YEAR          PERIOD
                                                         ENDED          ENDED          ENDED
                                                        JUNE 30,       JUNE 30,       JUNE 30,
                                                          2003           2002          2001(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    11.23     $    11.06     $    10.96
                                                       ----------------------------------------

Income from investment operations:
   Net investment income ...........................         0.34           0.37           0.06
   Net realized and unrealized gains on investments          0.42           0.17           0.10
                                                       ----------------------------------------
Total from investment operations ...................         0.76           0.54           0.16
                                                       ----------------------------------------

Dividends from net investment income ...............        (0.34)         (0.37)         (0.06)
                                                       ----------------------------------------

Net asset value at end of period ...................   $    11.65     $    11.23     $    11.06
                                                       ========================================

Total return(B) ....................................        6.87%          4.96%          1.50%(C)
                                                       ========================================

Net assets at end of period (000's) ................   $      386     $       60     $       --(D)
                                                       ========================================

Ratio of net expenses to average net assets ........        1.73%          1.74%          0.00%

Ratio of net investment income to
   average net assets ..............................        2.82%          3.31%          3.56%(E)

Portfolio turnover rate ............................         46%            58%             51%(E)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Class B shares net assets are less than $1,000.

(E)  Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    11.23     $    11.06     $    10.68     $    10.88     $    11.12
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.33           0.37           0.39           0.40           0.40
   Net realized and unrealized gains
      (losses) on investments ......................         0.41           0.17           0.38          (0.20)         (0.24)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.74           0.54           0.77           0.20           0.16
                                                       ----------------------------------------------------------------------

Dividends from net investment income ...............        (0.33)         (0.37)         (0.39)         (0.40)         (0.40)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    11.64     $    11.23     $    11.06     $    10.68     $    10.88
                                                       ======================================================================

Total return(A) ....................................        6.71%          4.94%          7.27%          1.88%          1.40%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $    5,090     $    3,597     $    3,043     $    3,374     $    4,634
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income to
   average net assets ..............................        2.90%          3.30%          3.56%          3.72%          3.58%

Portfolio turnover rate ............................          46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS

=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.017          0.034          0.032          0.027
                                                       ----------------------------------------------------------------------
Net realized gains on investments ..................        0.000(A)       0.000(A)          --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.017)        (0.034)        (0.032)        (0.027)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.99%          1.73%          3.45%          3.22%          2.75%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   21,375     $   23,532     $   22,409     $   25,194     $   25,234
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.89%          0.89%          0.89%          0.89%          0.89%

Ratio of net investment income to
   average net assets ..............................        0.79%          1.71%          3.42%          3.15%          2.74%

(A)  Amount rounds to less than $0.0005.

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                         PERIOD
                                                         ENDED
                                                        JUNE 30,
                                                         2003(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    1.000
                                                       ----------
Net investment income ..............................        0.001
                                                       ----------
Net realized gains on investments ..................        0.000(B)
                                                       ----------
Dividends from net investment income ...............       (0.001)
                                                       ----------
Distributions from net realized gains ..............        0.000
                                                       ----------
Net asset value at end of period ...................   $    1.000
                                                       ==========
Total return .......................................        0.13%
                                                       ==========
Net assets at end of period (000's) ................   $   18,692
                                                       ==========
Ratio of net expenses to average net assets ........        1.15%(C)

Ratio of net investment income to average net assets        0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.

(B)  Amount rounds to less than $0.0005.

(C)  Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
================================================================================

1.   ORGANIZATION

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, rated within the three highest rating categories.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market
Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund and Tax-Free Intermediate Term Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation - The net asset value per share of the California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund and the Tax-Free Intermediate Term Fund is also calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00% (if redeemed within a one-year period from the date of purchase), respectively, of the original purchase price.

Investment income - Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

Distributions to shareholders - Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 2003, the market value of securities segregated for these types of transactions (Pasco, Co., FL, HFA MFH Rev. (Oak Trail Apts.)) for the Tax-Free Intermediate Term Fund was $1,068,140.

Allocations - Investment income earned by the Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's assets in relation to net assets of each Fund or another reasonable measure.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

----------------------------------------------------------------------------------------------------------------------
                                  CALIFORNIA TAX-FREE            FLORIDA TAX-FREE
                                      MONEY MARKET                 MONEY MARKET                   OHIO INSURED
                                          FUND                          FUND                      TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
                                   2003           2002           2003           2002           2003           2002
From tax exempt income         $    491,486   $    970,870   $    198,377   $    315,641   $  2,548,395   $  2,745,313

>From ordinary income                  5,753          4,531             --             --         16,402             --

>From long-term capital gains             --             --             --             --        348,704         99,862
                               ---------------------------------------------------------------------------------------
                               $    497,239   $    975,401   $    198,377   $    315,641   $  2,913,501   $  2,845,175
                               =======================================================================================
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     OHIO TAX-FREE                    TAX-FREE                      TAX-FREE
                                      MONEY MARKET                   INTERMEDIATE                 MONEY MARKET
                                          FUND                        TERM FUND                       FUND
----------------------------------------------------------------------------------------------------------------------
                                   2003           2002           2003           2002           2003           2002
From tax exempt income         $  3,785,390   $  7,360,312   $  1,388,560   $  1,515,899   $    205,531   $    404,760

>From ordinary income                     --             --             --             --            673             --

>From long-term capital gains             --             --             --             --         42,279             --
                               ---------------------------------------------------------------------------------------
                               $  3,785,390   $  7,360,312   $  1,388,560   $  1,515,899   $    248,483   $    404,760
                               =======================================================================================
----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of June 30, 2003:

------------------------------------------------------------------------------------------
                                             CALIFORNIA        FLORIDA
                                              TAX-FREE         TAX-FREE       OHIO-INSURED
                                            MONEY MARKET     MONEY MARKET       TAX-FREE
                                                FUND             FUND             FUND
------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $  70,691,061    $  29,663,242    $  62,703,922
Gross unrealized appreciation ..........              --               --        5,896,969
Gross unrealized depreciation ..........              --               --          (87,097)
                                           -----------------------------------------------
Net unrealized appreciation/depreciation              --               --        5,809,872
                                           ===============================================
Capital loss carryforward ..............              --             (108)              --
                                           ===============================================
Undistributed ordinary income ..........              --               --           49,199
                                           ===============================================
Undistributed tax exempt income ........             540            9,157           74,010
                                           ===============================================
Undistributed long-term gains ..........             251               --          567,685
                                           ===============================================
Other temporary differences ............            (428)          (9,157)         (74,010)
                                           ===============================================
   Accumulated earnings (deficit) ......   $         363    $        (108)   $   6,426,756
                                           ===============================================
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                OHIO
                                              TAX-FREE        TAX-FREE          TAX-FREE
                                            MONEY MARKET    INTERMEDIATE      MONEY MARKET
                                                FUND          TERM FUND           FUND
------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $ 420,885,483    $  39,559,115    $  40,776,995
Gross unrealized appreciation ..........              --        2,780,760               --
Gross unrealized depreciation ..........              --          (20,591)              --
                                           -----------------------------------------------
Net unrealized appreciation/depreciation              --        2,760,169               --
                                           ===============================================
Capital loss carryforward ..............              --          (98,229)              --
                                           ===============================================
Undistributed ordinary income ..........          10,212               --            9,642
                                           ===============================================
Undistributed tax exempt income ........         147,404           29,366              558
                                           ===============================================
Undistributed long-term gains ..........           1,198               --               --
                                           ===============================================
Other temporary differences ............        (147,404)         (29,366)            (288)
                                           ===============================================
   Accumulated earnings (deficit) ......   $      11,410    $   2,661,940    $       9,912
                                           ===============================================
------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

The capital loss carryforwards as of June 30, 2003 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                       AMOUNT    EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money  Fund ......................   $    108    June 30, 2010
Tax-Free Intermediate Term Fund ...................   $ 98,229    June 30, 2009
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the current fiscal year the Florida Tax-Free Fund, Ohio Tax-Free Money Market Fund and the Tax-Free Intermediate Term Fund utilized $7,941, $15,860 and $536,723 of capital loss carryforwards, respectively.

Reclassification of capital accounts - To the extent of permanent book/tax differences, such amounts are reclassified within the capital accounts based on their federal tax basis treatments; temporary differences do not require such reclassification. These reclassifications have no impact on net asset value of the Funds. During the current fiscal year, permanent differences, primarily due to tax treatment of distributions resulted in the following reclassifications:

--------------------------------------------------------------------------------
                                                      ACCUMULATED
                                                      NET REALIZED
                                       ACCUMULATED    GAINS FROM      ADDITIONAL
                                     NET INVESTMENT    SECURITY         PAID IN
FUND NAME                                INCOME      TRANSACTIONS       CAPITAL
--------------------------------------------------------------------------------
California Tax Free Money Market ...   $      384     $     (384)     $        0
Florida Tax Free Money Market ......   $        0     $        0      $        0
Ohio Insured Tax Free ..............   $        0     $ (249,563)     $  249,563
Ohio Tax Free Money Market .........   $        0     $        0      $        0
Tax Free Intermediate Term .........   $        0     $        0      $        0
Tax Free Money Market ..............   $      270     $     (270)     $        0
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2003:

--------------------------------------------------------------------------------
                                                       TAX-FREE     OHIO INSURED
                                                     INTERMEDIATE     TAX-FREE
                                                       TERM FUND        FUND
--------------------------------------------------------------------------------
Purchases of investment securities ...............   $ 19,710,612   $ 16,470,429
                                                     ===========================
Proceeds from sales and maturities of
   investment securities .........................   $ 17,295,658   $ 13,827,830
                                                     ===========================
--------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Trust and the Advisor have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund:
California Tax-Free Money Market Fund - 0.75%; Florida Tax-Free Money Market Fund - 0.75%, effective January 7, 2003 (previously 0.65%); Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares, 1.50% for Class B and Class C shares; Tax-Free Intermediate Term Fund - 0.99% for Class A shares, 1.74% for Class B and Class C shares; Tax-Free Money Market Fund, - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2004.

Pursuant to this expense limitation agreement, during the year ended June 30, 2003, the Advisor waived $221,244 of its advisory fees for the California Tax-Free Money Market Fund; waived $109,080 of its advisory fees for the Florida Tax-Free Money Market Fund; waived $233,791 of its advisory fees for the Ohio Insured Tax-Free Fund; waived $260,745 of its advisory fees for the Ohio Tax-Free Money Market Fund; waived $160,686 of its advisory fees for the Tax-Free Intermediate Term Fund; and waived $153,742 of its advisory fees and reimbursed $7,461 of operating expenses for the Tax-Free Money Market Fund.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency Agreement between the Trust and Integrated, the Trust's transfer agent, shareholder service agent and accounting agent. Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the  terms of the  Accounting  Services  Agreement  between  the Trust and
Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $10,333 and $12,309 from underwriting and broker

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

commissions on the sale of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 2003. In addition, the Underwriter collected $2,309 and $792 of contingent deferred sales loads on the redemption of Class B shares and C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B Plan) and a Plan of Distribution (Class C Plan) under which Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1.00% of average daily net assets attributable to Class B shares and Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund and the Tax-Free Intermediate Term Fund are the result of the following capital share transactions:

-------------------------------------------------------------------------------------------------------
                                                   OHIO INSURED                TAX-FREE INTERMEDIATE
                                                   TAX-FREE FUND                     TERM FUND
-------------------------------------------------------------------------------------------------------
                                               YEAR            YEAR            YEAR            YEAR
                                              ENDED           ENDED           ENDED           ENDED
                                             JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                               2003            2002            2003            2002
-------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ............................     13,664,501      12,791,620       1,109,990       1,112,997
Shares reinvested ......................        148,905         152,977          82,561          98,963
Shares redeemed ........................    (13,536,660)    (13,000,795)     (1,142,195)     (1,470,364)
                                            -----------------------------------------------------------
Net increase (decrease) in
   shares outstanding ..................        276,746         (56,198)         50,356        (258,404)
Shares outstanding, beginning of year ..      4,550,560       4,606,758       2,971,318       3,229,722
                                            -----------------------------------------------------------
Shares outstanding, end of year ........      4,827,306       4,550,560       3,021,674       2,971,318
                                            ===========================================================

CLASS B

Shares sold ............................         11,165           9,888          28,873           5,209
Shares reinvested ......................            595             197             210             142
Shares redeemed ........................           (338)             --          (1,331)             --
                                            -----------------------------------------------------------
Net increase in shares outstanding .....         11,422          10,085          27,752           5,351
Shares outstanding, beginning of year ..         13,452           3,367           5,360               9
                                            -----------------------------------------------------------
Shares outstanding, end of year ........         24,874          13,452          33,112           5,360
                                            ===========================================================

CLASS C

Shares sold ............................        241,986          64,654         261,362         132,759
Shares reinvested ......................         14,132          12,207           7,762           8,477
Shares redeemed ........................        (70,921)        (47,207)       (152,387)        (96,124)
                                            -----------------------------------------------------------
Net increase in shares outstanding .....        185,197          29,654         116,737          45,112
Shares outstanding, beginning of year ..        410,346         380,692         320,333         275,221
                                            -----------------------------------------------------------
Shares outstanding, end of year ........        595,543         410,346         437,070         320,333
                                            ===========================================================
-------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   PORTFOLIO COMPOSITION (UNAUDITED)

As of June 30, 2003, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 85.9% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2003, 30.5% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 11.0% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2003, there were no concentrations of investments (10% or greater) in any one issuer.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2003, 83.1% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 68.0% of its portfolio securities.

As of June 30, 2003, 48.2% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 31.5% were rated AA/Aa, 16.5% were rated A/A, and 3.8% were rated Baa/BBB.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The concentration of investments for each Fund as of June 30, 2003, classified by revenue source, was as follows:

-------------------------------------------------------------------------------------------------
                                 CALIFORNIA  FLORIDA                 OHIO
                                  TAX-FREE   TAX-FREE     OHIO     TAX-FREE   TAX-FREE   TAX-FREE
                                   MONEY      MONEY     INSURED     MONEY   INTERMEDIATE  MONEY
                                   MARKET     MARKET    TAX-FREE    MARKET      TERM      MARKET
                                    FUND       FUND       FUND       FUND       FUND       FUND
-------------------------------------------------------------------------------------------------
General Obligations ..........       3.3%       9.7%      61.6%      10.4%      27.2%      12.4%
Revenue Bonds:
   Industrial Development/
     Pollution Control .......      19.5%      10.3%        --        9.5%       8.5%      24.6%
   Hospital/Health Care ......       5.4%      18.0%       9.9%      27.1%      16.9%      11.7%
   Utilities .................      11.7%       5.0%       4.4%      16.4%       3.1%      19.0%
   Education .................       7.2%       9.3%       8.0%       7.5%      10.9%       4.6%
   Housing/Mortgage ..........      30.1%      32.3%       2.9%       6.5%       9.5%       5.7%
   Economic Development ......       1.7%        --         --        4.2%        --        5.7%
   Public Facilities .........      10.7%       5.1%       7.3%       3.0%       5.4%       2.3%
   Transportation ............       1.3%       1.6%       3.5%       5.1%      10.4%       1.9%
   Special Tax ...............       3.2%       0.3%        --        3.7%        --        5.9%
   Miscellaneous .............       5.9%       8.4%       2.4%       6.6%       8.1%       6.2%
                                   -------------------------------------------------------------
Total Investments ............     100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                                   =============================================================
-------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
7.   MANAGEMENT OF THE TRUST (UNAUDITED)

INTERESTED TRUSTEES1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER
                                                                                                        OF FUNDS
                                                                                                        OVERSEEN
NAME                             POSITION(S)    TERM OF OFFICE2                                         IN THE      OTHER
ADDRESS                          HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)              TOUCHSTONE  DIRECTORSHIPS
AGE                              TRUST          TIME SERVED        DURING PAST 5 YEARS                  FAMILY3     HELD4
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                 Trustee        Until              President and a director of IFS        29        Director of
Touchstone Advisors, Inc.                       retirement at      Financial Services, Inc. (a holding              LaRosa's (a
221 East Fourth Street                          age 75 or until    company), Touchstone Advisors, Inc.              restaurant
Cincinnati, OH                                  she resigns or     (the Trust's investment advisor)                 chain).
Age: 47                                         is removed         and Touchstone Securities, Inc.
                                                                   (the Trust's distributor). She is
                                                Trustee since      Senior Vice President of The
                                                1999               Western and Southern Life Insurance
                                                                   Company and a director of Capital
                                                                   Analysts Incorporated (a registered
                                                                   investment advisor and
                                                                   broker-dealer), Integrated Fund
                                                                   Services, Inc. (the Trust's
                                                                   administrator and transfer agent)
                                                                   and IFS Fund Distributors, Inc. (a
                                                                   registered broker-dealer). She is
                                                                   also President and a director of
                                                                   IFS Agency Services, Inc. (an
                                                                   insurance agency), W&S Financial
                                                                   Group Distributors, Inc. and Fort
                                                                   Washington Brokerage Services, Inc.
                                                                   (a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                  Trustee        Until              Chairman of the Board, President       29        Director of The
The Western and Southern                        retirement at      and Chief Executive Officer of The               Andersons Inc.
Life Insurance Company                          age 75 or until    Western and Southern Life Insurance              (an agribusiness
400 Broadway                                    he resigns or      Company and Western- Southern Life               and retailing
Cincinnati, OH                                  is removed         Assurance Company; Director and                  company),
Age: 54                                                            Vice Chairman of Columbus Life                   Convergys
                                                Trustee since      Insurance Company; Director of                   Corporation (a
                                                2002               Eagle Realty Group, Inc., and                    provider of
                                                                   Chairman of Fort Washington                      integrated
                                                                   Investment Advisors, Inc.                        billing
                                                                                                                    solutions,
                                                                                                                    customer care
                                                                                                                    services and
                                                                                                                    employee care
                                                                                                                    services) and
                                                                                                                    Fifth Third
                                                                                                                    Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II            Trustee        Until              Retired Senior Partner of Frost        29        Director of
5155 Ivyfarm Road                               retirement in      Brown Todd LLC (a law firm).                     Consolidated
Cincinnati, OH                                  2005 or until                                                       Health Services,
Age: 74                                         he resigns or                                                       Inc.
                                                is removed

                                                Trustee Since
                                                2000
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman               Trustee        Until              Retired Vice President of The          29        Director of
c/o Touchstone Advisors, Inc.                   retirement at      Procter & Gamble Company. A Trustee              LCA-Vision (a
221 East Fourth Street                          age 75 or until    of The Procter & Gamble Profit                   laser vision
Cincinnati, OH                                  he resigns or      Sharing Plan and the Procter &                   correction
Age: 73                                         is removed         Gamble Employee Stock Ownership                  company) and
                                                                   Plan.                                            Millennium
                                                Trustee since                                                       Bancorp.
                                                1999
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                   Trustee        Until              President and Chief Executive          29        Director of the
105 East Fourth Street                          retirement at      Officer of Cox Financial Corp. (a                Federal Reserve
Cincinnati, OH                                  age 75 or until    financial services company).                     Bank of
Age: 55                                         he resigns or                                                       Cleveland;
                                                is removed                                                          Broadwing, Inc.
                                                                                                                   (a communications
                                                Trustee since                                                       company); and
                                                1999                                                                Cinergy
                                                                                                                    Corporation (a
                                                                                                                    utility company)
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

INDEPENDENT TRUSTEES1(CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER
                                                                                                        OF FUNDS
                                                                                                        OVERSEEN
NAME                             POSITION(S)    TERM OF OFFICE2                                         IN THE      OTHER
ADDRESS                          HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)              TOUCHSTONE  DIRECTORSHIPS
AGE                              TRUST          TIME SERVED        DURING PAST 5 YEARS                  FAMILY3     HELD4
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                 Trustee        Until              Principal of HJL Enterprises (a        29        None
4700 Smith Road                                 retirement at      privately held investment company);
Cincinnati, OH                                  age 75 or until    Chairman of Crane Electronics, Inc.
Age: 64                                         he resigns or      (a manufacturer of electronic
                                                is removed         connectors).

                                                Trustee since
                                                1989
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson               Trustee        Until              President of Orchem, Inc. (a           29        Director of
621 Tusculum Avenue                             retirement at      chemical specialties distributor),               Countrywide
Cincinnati, OH                                  age 75 or until    Orpack Stone Corporation (a                      Credit
Age: 64                                         he resigns or      corrugated box manufacturer) and                 Industries, Inc.
                                                is removed         ORDMS (a solution planning firm).

                                                Trustee since
                                                1995
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg              Trustee        Until              Retired Partner of KPMG LLP (a         29        Trustee of Good
4815 Drake Road                                 retirement at      certified public accounting firm).               Samaritan
Cincinnati, OH                                  age 75 or until    He is Vice President of St. Xavier               Hospital,
Age: 68                                         he resigns or      High School.                                     Bethesda
                                                is removed                                                          Hospital and
                                                                                                                    Tri-Health, Inc.
                                                Trustee since
                                                1999
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti                  Trustee        Until              CEO and Chairman of Avaton, Inc. (a    29        None
5400 Waring Drive                               retirement at      wireless entertainment company).
Cincinnati, OH                                  age 75 or until    CEO and Chairman of Astrum Digital
Age: 54                                         he resigns or      Information (an information
                                                is removed         monitoring company) from 2000 until
                                                                   2001; President of Great American
                                                Trustee since      Life Insurance Company from 1999
                                                2002               until 2000; A Director of Chiquita
                                                                   Brands International, Inc. until
                                                                   2000; Senior Executive of American
                                                                   Financial Group, Inc. (a financial
                                                                   services company) from 1996 until
                                                                   1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he/she resigns or is removed.
3 The Touchstone Funds consist of six series of the Trust, six series of the Touchstone Strategic Trust, eleven series of Touchstone Variable Series Trust and six series of Touchstone Investment Trust.
4 Each Trustee is also a Trustee of Touchstone Variable Series Trust, Touchstone Investment Trust and Touchstone Strategic Trust.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

PRINCIPAL OFFICERS1:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER
                                                                                                        OF FUNDS
                                                                                                        OVERSEEN
NAME                             POSITION(S)    TERM OF OFFICE2                                         IN THE      OTHER
ADDRESS                          HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)              TOUCHSTONE  DIRECTORSHIPS
AGE                              TRUST          TIME SERVED        DURING PAST 5 YEARS                  FAMILY3     HELD4
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan              President      Until              Senior Vice President of Touchstone    29        None
Touchstone Advisors, Inc.                       retirement at      Advisors, Inc. and Touchstone
221 East Fourth Street                          age 75 or until    Securities, Inc.; Senior Vice
Cincinnati, OH                                  he resigns or      President of Evergreen Investment
Age: 37                                         is removed         Services until March 2002.

                                                President since
                                                2002
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler              Vice           Until              Vice President of Touchstone           29        None
Touchstone Advisors, Inc.        President      retirement at      Advisors, Inc. and Touchstone
221 East Fourth Street                          age 75 or until    Securities, Inc.; Vice President of
Cincinnati, OH                                  he resigns or      Evergreen Investment Services until
Age: 36                                         is removed         July 2002.

                                                Vice President
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch                  Vice           Until              Director of Compliance of Fort         29        None
Touchstone Advisors, Inc.        President      retirement at      Washington Brokerage Services, Inc.
221 East Fourth Street                          age 75 or until    Chief Compliance Officer of Puglisi
Cincinnati, OH                                  he resigns or      & Co. from May 2001 until August
Age: 46                                         is removed         2002; Vice President - Compliance
                                                                   of Palisade Capital Management from
                                                Vice President     June 1997 until January 2000.
                                                since 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft             Controller     Until              Senior Vice President, Chief           29        None
Touchstone Advisors, Inc.                       retirement at      Financial Officer and Treasurer of
221 East Fourth Street                          age 75 or until    Integrated Fund Services, Inc., IFS
Cincinnati, OH                                  she resigns or     Fund Distributors, Inc. and Fort
Age: 40                                         is removed         Washington Brokerage Services, Inc.
                                                                   She is Chief Financial Officer of
                                                Controller         IFS Financial Services, Inc.,
                                                since 2000         Touchstone Advisors, Inc. and
                                                                   Touchstone Securities, Inc. and
                                                                   Assistant Treasurer of Fort
                                                                   Washington Investment Advisors,
                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart               Treasurer      Until              President of Integrated Fund           29        None
Integrated Fund Services, Inc.                  retirement at      Services, Inc. and IFS Fund
221 East Fourth Street                          age 75 or until    Distributors, Inc. From 1998 until
Cincinnati, OH                                  he resigns or      2000, he was a Director, Transfer
Age: 40                                         is removed         Agency and Mutual Fund Distribution
                                                                   for Nationwide Advisory Services,
                                                Treasurer since    Inc.
                                                2000
------------------------------------------------------------------------------------------------------------------------------------
Tina H. Bloom                    Secretary      Until              Vice President - Managing Attorney     29        None
Integrated Fund Services, Inc.                  retirement at      of Integrated Fund Services, Inc.
221 East Fourth Street                          age 75 or until    and IFS Fund Distributors, Inc.
Cincinnati, OH                                  she resigns or
Age: 34                                         is removed

                                                Secretary since
                                                1999
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Variable Series Trust and Touchstone Strategic Trust.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he/she resigns or is removed.
3 The Touchstone Funds consist of six series of the Trust, six series of the Touchstone Strategic Trust, eleven series of Touchstone Variable Series Trust and six series of Touchstone Investment Trust.
4 Each Trustee is also a Trustee of Touchstone Variable Series Trust, Touchstone Investment Trust and Touchstone Strategic Trust.

The Statement of Additional  Information  contains additional  information about
the  Trustees  and  is  available   without   charge  upon  request  by  calling
1-800-543-0407.
42

CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
  PRINCIPAL                                                                             COUPON   MATURITY       MARKET
   AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 20.8%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    475,000   Northern California Pwr. Agcy. Rev. (Geothermal Proj. No. 3) .........    4.750   07/01/03    $    475,000
     200,000   Orange Co., CA, Revcovery COP ........................................    5.100   07/01/03         200,000
     150,000   Puerto Rico Aqueduct & Swr. Auth. Rev ................................    4.500   07/01/03         150,000
     370,000   Puerto Rico Pub. Bldg. Auth. Escrowed to Maturity ....................    4.700   07/01/03         370,000
     270,000   San Diego, CA, USD COP (Capt. Proj. Phase X)
               Escrowed to Maturity .................................................    5.200   07/01/03         270,000
     125,000   Southern California Met. Wtr. Dist. Wtrwks. Rev ......................    4.450   07/01/03         125,000
     500,000   Southern California Pub. Pwr. Auth. Spl. Oblig.
               Crossover Refunded ...................................................    5.800   07/01/03         500,000
     100,000   California HFA Rev. (Home Mtg.) ......................................    5.000   08/01/03         100,291
     125,000   Coronado, CA, USD UT GO ..............................................    4.000   08/01/03         125,257
     110,000   Dinuba, CA, Fin. Auth. Lease Rev. (Pub. Works Proj.) .................    1.750   08/01/03         109,994
     165,000   Folsom, CA, UT GO ....................................................    1.100   08/01/03         165,000
     125,000   Murrieta, CA, Redev. Agcy. Proj. Tax Allocation ......................    1.400   08/01/03         125,000
     340,000   Oxnard, CA, USD UT GO ................................................    2.000   08/01/03         340,267
     375,000   Puerto Rico Muni. Fin. Agcy. UT GO ...................................    5.000   08/01/03         376,138
     300,000   San Francisco, CA, City & Co. Redev. Fin. Auth.
               Tax Allocation Prerefunded @ 100 .....................................    5.600   08/01/03         301,126
     150,000   Santa Ana, CA, USD UT GO .............................................    3.000   08/01/03         150,179
     395,000   Los Angeles, CA, Dept. Wtr. & Pwr. Elec. Plt. Rev.
               Prerefunded @ 102 ....................................................    4.750   08/15/03         404,636
     170,000   Sacramento, CA, Muni. Util. Dist. Elec. Rev ..........................    3.000   08/15/03         170,336
     330,000   Emeryville, CA, Pub. Fin. Auth. Rev. (Emeryville Redev. Proj.) .......    2.000   09/01/03         330,332
     400,000   Fontana, CA, Redev. Agcy. Tax Allocation (Southwest Indl. Pk.)
               Prerefunded @ 102 ....................................................    6.125   09/01/03         415,675
     475,000   Los Angeles, CA, GO Prerefunded @ 101 ................................    5.800   09/01/03         483,125
     250,000   Los Angeles, CA, GO Prerefunded @ 101 ................................    6.000   09/01/03         254,555
     250,000   San Mateo Co., CA, Cmnty. College Dist. GO ...........................    3.000   09/01/03         250,780
     500,000   South San Francisco, CA, Impts. Fin. Auth. Rev.
               (Conference Ctr. Proj.) Prerefunded @ 100 ............................    6.900   09/01/03         504,615
     535,000   Upland, CA, Cmnty. Redev. Agcy. Tax Allocation .......................    2.000   09/01/03         535,803
     375,000   West Sacramento, CA, Redev. Agcy. Tax Allocation .....................    4.625   09/01/03         377,193
     200,000   Alameda, CA, Corridor Trans. Auth. Rev ...............................    4.500   10/01/03         201,747
     100,000   Los Angeles Co., CA, Pub. Wrks. Fin. Auth. Rev.
               Escrowed to Maturity .................................................    5.625   10/01/03         101,084
   1,025,000   Sunnyvale, CA, Sld. Wst. Rev .........................................    3.000   10/01/03       1,029,823
     100,000   Hawthorne, CA, Sch. Dist. GO .........................................    4.400   11/01/03         101,131
   1,000,000   Long Beach, CA, Brd. Fin. Auth. Tax Allocation Rev ...................    2.250   11/01/03       1,002,486
     500,000   Alameda Co., CA, COP (Santa Rita Jail Proj.)
               Prerefunded @ 102 ....................................................    5.700   12/01/03         524,216
     100,000   Los Angeles, CA, MFH Rev. (Earthquake Rehab. Proj.) ..................    5.250   12/01/03         101,638
     200,000   Poway, CA, COP (City Office Bldg. Proj.) .............................    3.000   01/01/04         201,737
     770,000   Imperial Co., CA, Trans. Auth. Sales Tax Rev .........................    2.000   03/01/04         774,329
     585,000   Norco, CA, Redev. Agcy. Tax Allocation ...............................    2.000   03/01/04         588,855
     465,000   Trinity Co., CA, Pub. Util. Dist. COP ................................    3.000   04/01/04         470,878
     890,000   San Francisco, CA, City & Co. Arpt. Rev. Prerefunded @ 101 ...........    6.000   05/01/04         939,062
     300,000   Long Beach, CA, Hbr. Rev .............................................    4.000   05/14/04         307,541
     125,000   Fullerton, CA, Sch. Dist. COP ........................................    3.800   06/01/04         128,187

                                                                              43

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
  PRINCIPAL    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 20.8%                    COUPON   MATURITY       MARKET
   AMOUNT      (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    100,000   San Mateo Co., CA, Trans. Dist .......................................    4.200   06/01/04    $    102,915
     100,000   Vallejo City, CA, USD COP ............................................    2.000   06/01/04         100,910
     200,000   Los Angeles, CA, USD UT GO ...........................................    4.000   07/01/04         205,955
     140,000   Sacramento, CA, USD UT GO ............................................    7.000   07/01/04         148,265
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $ 14,641,061
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 74.9%                                  RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    400,000   California Pollution Fin. Auth. Res. Recovery Rev.
               (Burney Forest Prod. Proj. A) ........................................    0.990   07/01/03    $    400,000
   1,000,000   California St. HFA Rev ...............................................    0.950   07/01/03       1,000,000
     600,000   Irvine Ranch, CA, Wtr. Dist. Rev .....................................    0.850   07/01/03         600,000
   1,515,000   Los Angeles, CA, Reg. Arpt. (LAX) ....................................    1.030   07/01/03       1,515,000
   2,000,000   Newport Beach, CA, Rev. (Hoag. Mem. Presbyterian Hosp.) ..............    0.950   07/01/03       2,000,000
   1,300,000   Orange Co., CA, Sani. Dist. COP ......................................    0.850   07/01/03       1,300,000
     300,000   Orange Co., CA, Sant. Dist. COP ......................................    0.850   07/01/03         300,000
     800,000   Rancho Mirage, CA, Joint Pwr. Fin. Auth. Rev.
               (Eisenhower Med. Ctr.) Ser. B ........................................    0.950   07/01/03         800,000
   2,000,000   ABAG Fin. Auth. Nonprofit Corps. MFH Rev. (Vintage Chateau) ..........    1.150   07/02/03       2,000,000
   1,000,000   California Health Fac. Auth. (Catholic Healthcare) ...................    1.000   07/02/03       1,000,000
     325,000   California Infrastructure & Econ. Dev.
               (Independent System Oper.) ...........................................    1.000   07/02/03         325,000
   1,555,000   California Pollution Control Fin. Auth. Sld. Wst. Disp. Rev.
               (Mission Trail Wst. Sys.) ............................................    1.150   07/02/03       1,555,000
     600,000   California St. UT GO .................................................    0.940   07/02/03         600,000
     275,000   Huntington Park, CA, Pub. Fin. Auth. Lease Rev .......................    1.250   07/02/03         275,000
   2,060,000   Long Beach, CA, Brd. Fin. Auth. Lease Rev.
               (Long Beach Museum of Art) ...........................................    0.950   07/02/03       2,060,000
   1,600,000   Modesto, CA, MFH Rev. (Westdale Commons) .............................    0.900   07/02/03       1,600,000
   2,000,000   San Francisco, CA, City & Co. Redev. Agcy. MFA Rev.
               (Bayside Village Prog.) ..............................................    1.020   07/02/03       2,000,000
   3,500,000   San Rafael, CA, IDR (Phoenix American, Inc.) .........................    1.050   07/02/03       3,500,000
   1,600,000   Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) .......................    1.050   07/02/03       1,600,000
   3,020,000   California HFA MFH Rev ...............................................    1.050   07/03/03       3,020,000
     240,000   California Infrastructure & Econ. Dev. IDR
               (Metrotile Mfg. Proj.) ...............................................    1.350   07/03/03         240,000
   1,300,000   California Statewide Cmnty. Dev. MFH (Pavillion Apts.) ...............    0.950   07/03/03       1,300,000
   1,500,000   Emeryville, CA, Redev. Agcy. MFA Rev. (Bay St. Apts.) ................    1.000   07/03/03       1,500,000
   1,400,000   Hanford, CA, Swr. Rev ................................................    1.900   07/03/03       1,400,000
   3,000,000   Los Angeles, CA, Wtr. & Pwr. Rev .....................................    0.850   07/03/03       3,000,000
     400,000   Los Angeles, CA, Wtr. & Pwr. Rev .....................................    0.850   07/03/03         400,000
   1,450,000   Riverside Co., CA, IDA (Advance Business Graphics) ...................    1.150   07/03/03       1,450,000
   1,300,000   Riverside Co., CA, IDA (Advanced Business Graphics) Ser. B ...........    1.150   07/03/03       1,300,000
   1,400,000   Sacramento Co., CA, MFH Rev ..........................................    0.850   07/03/03       1,400,000
   2,800,000   Sacramento, CA, USD COP ..............................................    1.050   07/03/03       2,800,000
     800,000   San Bernardino Co., CA, Capt. Impt. COP ..............................    0.900   07/03/03         800,000
   1,000,000   San Francisco, CA, City & Co. Redev. Agcy. MFA Rev.
               (Derek Silva Cmnty.) .................................................    1.000   07/03/03       1,000,000
     300,000   San Jacinto, CA, USD COP .............................................    1.050   07/03/03         300,000

44

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
  PRINCIPAL    FLOATING & VARIABLE DEMAND NOTES - 74.9%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,000,000   San Jose, CA, MFH Rev. (Somerset Park) ...............................    1.050   07/03/03    $  1,000,000
   1,250,000   Sausalito, CA, MFH Rev. (Rotary Village Sr. Hsg.) ....................    1.000   07/03/03       1,250,000
   1,960,000   Sweetwater, CA, USD COP ..............................................    0.900   07/03/03       1,960,000
     600,000   Upland, CA, Apt. Dev. Rev. (Mtn. Springs) ............................    0.870   07/03/03         600,000
     400,000   California PCR Fin. Auth. Rev. (Southdown, Inc.) .....................    1.100   07/15/03         400,000
   3,100,000   California PCR Fin. Auth. Rev. (Southdown, Inc.) .....................    1.100   07/15/03       3,100,000
                                                                                                             ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES ...............................                        $ 52,650,000
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                             COUPON   MATURITY       MARKET
    AMOUNT     COMMERCIAL PAPER - 4.8%                                                   RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,400,000   California Infras. Econ. Dev. Bank (Salvation Army) EDR ..............    1.080   01/28/04    $  3,400,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES - 100.5%
               (Amortized Cost $70,691,061) .........................................                        $ 70,691,061

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%) .......................                            (345,814)
                                                                                                             ------------

               NET ASSETS - 100.0% ..................................................                        $ 70,345,247
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 24.5%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    100,000   Florida St. Brd. Fin. Dept. General Svcs. Rev ........................    4.400   07/01/03    $    100,000
     125,000   Florida St. Brd. Fin. Dept. General Svcs. Rev ........................    4.500   07/01/03         125,000
     100,000   Florida St. Brd. Fin. Dept. General Svcs. Rev ........................    5.250   07/01/03         100,000
     125,000   Florida St. Brd. Fin. Dept. General Svcs. Rev ........................    6.000   07/01/03         125,000
     225,000   Florida St. Brd. Fin. Dept. General Svcs. Rev. (Dept. Natural
               Resources) Prerefunded @ 101 .........................................    5.500   07/01/03         227,250
     100,000   Florida St. Dept. of Trans. Alligator Alley Rev ......................    6.000   07/01/03         100,000
     100,000   Florida St. Dept. of Trans. GO (Right of Way)
               Prerefunded @ 101 ....................................................    5.350   07/01/03         101,000
     185,000   Florida St. Tpk. Auth. Rev. Prerefunded @ 101 ........................    5.000   07/01/03         186,850
     150,000   Orlando & Orange Co., FL, Expwy. Auth. Rev.
               Prerefunded @ 102 ....................................................    5.500   07/01/03         153,000
     425,000   Seminole Co., FL, Sch. Brd. COP ......................................    3.600   07/01/03         425,000
   1,000,000   Duval Co., FL, Sch. Dist. GO .........................................    6.000   08/01/03       1,003,880
   1,000,000   Hernando Co., FL, Sch. Dist. GO ......................................    2.500   08/01/03       1,000,903
     100,000   Massachusetts St. GO Prerefunded @ 102 ...............................    4.900   08/01/03         102,307
     350,000   Hempstead, NY, GO ....................................................    4.000   08/15/03         351,221
     195,000   Maricopa Co., AZ, PCR (Public Svc. Co. - Palo Verde)
               Prerefunded @ 102 ....................................................    6.375   08/15/03         200,808
     100,000   Fort Lauderdale, FL, Excise Tax Impt .................................    4.000   09/01/03         100,471
     130,000   Harrisburg, PA, Auth. Res. Prerefunded @ 102 .........................    5.875   09/01/03         134,350
     125,000   New Brunswick, NJ, Pkg. Auth. Rev ....................................    4.900   09/01/03         125,762
     165,000   Amherst, NY, IDA Lease Rev ...........................................    4.850   10/01/03         166,496
     300,000   Jacksonville, FL, Elec. Auth. Rev. Ser. D Prerefunded @ 100 ..........    5.375   10/01/03         302,681
     100,000   Aspen, CO, Sales Tax Rev .............................................    3.750   11/01/03         100,776
     500,000   Jacksonville, FL, Health Facs. (Daughters of Charity) ................    4.750   11/15/03         506,285
     100,000   King Co., WA, Swr. LT GO Prerefunded @ 102 ...........................    6.200   01/01/04         104,473
     200,000   Florida State Brd. Ed. Capital Outlay ................................    4.000   06/01/04         205,368
     220,000   Missouri State COP (Bonne Terre Prison) ..............................    4.000   06/01/04         224,888
     650,000   St. Petersburg, FL, Util. Tax Rev ....................................    5.000   06/01/04         673,406
     150,000   Florida State Brd. Ed. Lottery Rev ...................................    5.000   07/01/04         155,802
     150,000   Seminole Co., FL, Sch. Brd. COP Prerefunded @ 102 ....................    5.900   07/01/04         160,265
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $  7,263,242
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 62.3%                                  RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    500,000   Arvada, CO, Wtr. Util. Rev ...........................................    1.300   07/01/03    $    500,000
     900,000   Broward Co., FL, Health Facs. Auth. Rev. (John Knox Village) .........    1.150   07/01/03         900,000
     200,000   Jacksonville, FL, Elec. Auth. Rev. Ser. C ............................    1.000   07/01/03         200,000
     600,000   Jacksonville, FL, Elec. Auth. Rev. Ser. F ............................    1.000   07/01/03         600,000
     100,000   Jacksonville, FL, Elect. Auth. Rev. Ser. B ...........................    1.000   07/01/03         100,000
     110,000   Manatee Co., FL, PCR (Florida Pwr. & Light Co. Proj.) ................    0.950   07/01/03         110,000
     100,000   Municipal Secs. Trust Ctfs. Ser. 2001-161
               (Florida Brd. of Educ.) ..............................................    1.030   07/01/03         100,000
     500,000   Municiple Secs. Trust Ctfs., Ser. 2001-160
               (Florida Brd. of Educ.) ..............................................    1.030   07/01/03         500,000
     500,000   Putnam Co., FL, Dev. Auth. Pollution Ctrl. Rev. ,
               (Florida Pwr. & Light Co. Proj.) .....................................    0.950   07/01/03         500,000

46

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 62.3%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    100,000   University Athletic Assn., FL Cap. Impt. Rev.
               (Univ. of FL Stadium Proj.) ..........................................    1.150   07/01/03    $    100,000
   1,305,000   Broward Co., FL, HFA MFH Rev. (Fisherman's Landing) ..................    0.950   07/02/03       1,305,000
     250,000   Broward Co., FL, HFA MFH Rev. (Jacaranda Village Apts.) ..............    0.950   07/02/03         250,000
     300,000   Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) .................    0.950   07/02/03         300,000
   1,115,000   Broward Co., FL, HFA MFH Rev. (Reflections Apts. Proj.) ..............    0.950   07/02/03       1,115,000
     500,000   Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) ..............................    0.950   07/02/03         500,000
     365,000   Florida HFA MFH Rev. (Carlton Arms II Proj.) .........................    1.120   07/02/03         365,000
     500,000   Flowood, MS, MFM .....................................................    0.950   07/02/03         500,000
     500,000   Jacksonville, FL, Capt. Proj. Rev ....................................    0.900   07/02/03         500,000
     500,000   Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) ...........    1.000   07/02/03         500,000
     405,000   Marion Co., FL, HFA Rev. (Paddock Apts.) .............................    0.950   07/02/03         405,000
     240,000   University of South Florida Fndtn., Inc. COP .........................    1.030   07/02/03         240,000
     150,000   University of South Florida Fndtn., Inc. COP .........................    1.030   07/02/03         150,000
     700,000   Voluisa Co., FL, HFA MFH Rev. (Anatole Apts.) ........................    0.950   07/02/03         700,000
     500,000   Broward Co., FL, HFA MFH Rev. (Southern Pointe Proj.) ................    0.950   07/03/03         500,000
     800,000   Broward Co., FL, HFA MFH Rev. (Waters Edge Proj.) ....................    0.950   07/03/03         800,000
     235,000   Dade Co., FL, IDA Rev. (Spectrum Programs, Inc. Proj.) ...............    1.050   07/03/03         235,000
     415,000   Duval Co., FL, HFA MFH Mtg. Rev. (Glades Apt. Proj.) .................    0.950   07/03/03         415,000
     950,000   Duval Co., FL, HFA MFH Rev. (Sunbeam Road Proj.) .....................    0.950   07/03/03         950,000
     200,000   Gulf Breeze, FL, Rev. (Local Govt.) ..................................    1.000   07/03/03         200,000
     350,000   Gulf Breeze, FL, Rev. (Muni Bond) ....................................    1.000   07/03/03         350,000
     300,000   Harvard, IL, Health Care (Harvard Memorial Hosp.) ....................    1.300   07/03/03         300,000
     150,000   Jacksonville, FL, Health Facs. Rev. (River Garden Covers Proj.) ......    1.050   07/03/03         150,000
   1,255,000   Orange County, FL, Health Facs. (Adventist Health Sys.) ..............    0.950   07/03/03       1,255,000
   1,400,000   Orlando & Orange Co., FL, Expwy. Auth. Rev ...........................    0.900   07/03/03       1,400,000
     800,000   Palm Beach Co., FL, Rev. (Henry Morrison Flagler) ....................    1.000   07/03/03         800,000
     500,000   Palm Beach Co., FL, Sch. Brd. COP ....................................    0.900   07/03/03         500,000
     200,000   University of North Florida 1998 Parking Rev. Bonds ..................    1.100   07/03/03         200,000
                                                                                                             ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES ...............................                        $ 18,495,000
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS - 13.2%                                         RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    460,000   Corpus Christi, TX, IDC Econ. Dev. Rev. (TX Air Invt. Co. Proj.) .....    1.800   08/01/03    $    460,000
     500,000   Sabine River, TX, IDA (Northeast TX Elec. Coop.) .....................    1.250   08/15/03         500,000
   1,000,000   ABN AMRO Munitops Trust Cert. (FL Dept. of Trans.) ...................    1.650   09/03/03       1,000,000
   1,400,000   Putnam Co., FL, Dev. Auth. PCR, Ser. H-1
               (Seminole Elec. Coop.) ...............................................    1.050   12/15/03       1,400,000
     545,000   Eastern Sts. Tax Exmp. Mtg. Brd. Tr. Adjustable Rate Ctfs ............    5.190   03/01/04         545,000
                                                                                                             ------------
               TOTAL ADJUSTABLE RATE PUT BONDS ......................................                        $  3,905,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES - 100.0%
               (Amortized Cost $29,663,242) .........................................                        $ 29,663,242

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) .......................                              (6,608)
                                                                                                             ------------

               NET ASSETS - 100.0% ..................................................                        $ 29,656,634
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 90.6%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    230,000   Summit Co., OH, GO, Prerefunded @ 100 ................................    6.900   08/01/03    $    231,173
     500,000   Ohio St. Bldg. Auth. Rev. (Juvenile Correctional Bldg.),
               Prerefunded @ 102 ....................................................    6.600   10/01/04         544,570
   1,095,000   West Clermont, OH, LSD GO, Prerefunded @ 102 .........................    6.900   12/01/05       1,261,593
   1,000,000   Summit Co., OH, GO Prerefunded @ 101 .................................    6.000   12/01/10       1,225,830
     190,000   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.)
               Escrowed to Maturity .................................................    9.000   06/01/11         243,690
     365,000   Bexley, OH, CSD GO ...................................................    7.125   12/01/11         474,825
     250,000   Westerville, OH, GO ..................................................    6.450   12/01/11         256,078
     500,000   Strongsville, OH, CSD GO .............................................    5.375   12/01/12         587,915
     530,000   Ottawa Co., OH, GO ...................................................    5.750   12/01/14         588,682
   1,000,000   Portage Co., OH, GO ..................................................    6.200   12/01/14       1,084,730
     400,000   Warren, OH, Waterworks Rev ...........................................    5.500   11/01/15         474,268
   1,000,000   Buckeye Valley, OH, LSD GO ...........................................    6.850   12/01/15       1,269,560
     700,000   Columbus-Polaris Hsg. Corp. Rev., Prerefunded @ 100 ..................    7.400   01/01/16         890,785
     750,000   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ..................    6.250   11/15/16         767,895
   1,260,000   Cleveland, OH, Airport Sys. Rev ......................................    5.125   01/01/17       1,346,953
     750,000   Butler Co., OH, Trans. Impt. Dist ....................................    5.125   04/01/17         810,443
     500,000   Toledo, OH, Sewer Sys. Rev ...........................................    6.350   11/15/17         542,665
   1,000,000   Springfield, OH, CSD GO ..............................................    5.000   12/01/17       1,095,750
     655,000   Twinsburg, OH, Park & Land GO ........................................    5.500   12/01/17         740,301
   1,000,000   Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .................    5.250   10/01/18       1,088,990
   1,000,000   University of Cincinnati, OH, General Receipts Rev ...................    5.750   06/01/19       1,140,950
   1,000,000   Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) .....................    5.950   07/01/19       1,025,690
   1,000,000   Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ................    5.500   09/01/19       1,103,010
   1,000,000   Lucas Co., OH, Hosp. Rev. (Promedia Health) ..........................    5.625   11/15/19       1,116,950
   1,000,000   Avon Lake, OH, CSD GO ................................................    5.500   12/01/19       1,123,860
   2,145,000   Brunswick, OH, CSD GO ................................................    5.750   12/01/19       2,470,052
     745,000   Crawford Co., OH, GO .................................................    4.750   12/01/19         773,273
   2,000,000   Hamilton, OH, CSD GO .................................................    5.500   12/01/19       2,247,719
   1,250,000   Kings, OH, LSD GO ....................................................    5.950   12/01/19       1,451,763
   1,085,000   West Clermont, OH, LSD GO ............................................    5.000   12/01/19       1,165,898
     500,000   Akron, OH, GO ........................................................    5.800   11/01/20         569,815
   1,000,000   Greene Co., OH, Sewer Sys. Rev .......................................    5.625   12/01/20       1,134,800
   1,500,000   Nordonia Hills, OH, CSD GO ...........................................    5.375   12/01/20       1,651,515
     715,000   Sylvania, OH, CSD GO .................................................    4.750   12/01/20         743,049
     850,000   West Chester Twp., OH, GO ............................................    5.000   12/01/20         908,123
   1,210,000   Cincinnati, OH, Tech. College Rev ....................................    5.250   10/01/21       1,315,936
     525,000   Kings, OH, LSD GO ....................................................    6.050   12/01/21         611,688
     500,000   Lake, OH, LSD GO (Stark Co.) .........................................    5.750   12/01/21         567,535
   1,000,000   Monroe, OH, LSD Sch. Impt. GO ........................................    5.000   12/01/21       1,061,670
     805,000   Ottawa Co., OH, GO ...................................................    4.750   12/01/21         832,402
   1,500,000   Hamilton Co., OH, Swr. Sys. Rev ......................................    4.750   12/01/22       1,538,400
     500,000   Morgan, OH, LSD GO ...................................................    5.750   12/01/22         571,515
   1,200,000   Ross Twp., OH, LSD GO ................................................    5.000   12/01/22       1,274,052
   1,250,000   Scioto Valley, OH, LSD GO ............................................    5.650   12/01/22       1,420,638
     250,000   Ohio St. Higher Ed. Fac. Comm. Rev. (Xavier Univ.) ...................    5.000   05/01/23         263,493
   1,000,000   Akron, OH, Var. Purp. GO .............................................    5.000   12/01/23       1,052,130

48

OHIO INSURED TAX-FREE FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 90.6%                    COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Dayton, OH, CSD UT GO ................................................    4.750   12/01/23    $  2,044,399
   1,000,000   Hamilton, OH, CSD GO .................................................    5.625   12/01/24       1,115,330
   1,000,000   Hilliard, OH, CSD GO .................................................    5.750   12/01/24       1,133,460
   1,000,000   Kings, OH, LSD GO ....................................................    5.650   12/01/24       1,104,670
   1,250,000   Ohio St. University General Receipts Rev .............................    5.750   12/01/24       1,405,975
   1,000,000   University of Akron, OH, General Receipts Rev ........................    4.750   01/01/25       1,019,160
   1,750,000   Eaton, OH, CSD GO ....................................................    5.000   12/01/25       1,847,422
   1,500,000   Marysville, OH, EVSD GO ..............................................    5.000   12/01/25       1,577,010
   1,000,000   Plain, OH, LSD GO ....................................................    5.000   12/01/25       1,049,100
     500,000   Independence, OH, LSD Sch. Impt. GO ..................................    4.750   12/01/26         509,095
   1,000,000   Hilliard, OH, CSD GO .................................................    5.750   12/01/28       1,133,810
     915,000   Licking Heights, OH, LSD GO ..........................................    6.400   12/01/28       1,166,643
     250,000   Pickerington, OH, CSD GO .............................................    5.000   12/01/28         260,648
   1,000,000   Erie Co., OH, Hosp. Fac. Rev. (Fireland Reg. Med. Ctr.) ..............    5.625   08/15/32       1,035,450
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $ 61,064,794
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 7.3%                                   RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,300,000   Ohio St. Wtr. Dev. Auth. Rev .........................................    0.900   12/01/18    $  1,300,000
   3,000,000   Hamilton, OH, Elec. Rev ..............................................    0.980   10/15/23       3,000,000
     200,000   Cleveland, OH, Arpt. Sys. Rev ........................................    1.050   01/01/31         200,000
     400,000   Ohio St. Higher Edl. Fac. Rev. (Case Western) ........................    0.950   10/01/31         400,000
                                                                                                             ------------
               TOTAL FLOATING & VARIABLE DEMAND NOTES ...............................                        $  4,900,000
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS - 3.7%                                          RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,500,000   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.) ..........    3.000   11/01/07    $  2,500,000
                                                                                                             ------------

               CASH EQUIVALENTS - 0.1%
$     49,000   Merrill Lynch Institutional Tax-Exempt Fund ..........................                        $     49,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES - 101.7%
               (Amortized Cost $62,703,922) .........................................                        $ 68,513,794

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7%) .......................                          (1,134,483)
                                                                                                             ------------

               NET ASSETS - 100.0% ..................................................                        $ 67,379,311
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 17.7%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,300,000   Clermont Co., OH, GO BANS ............................................    1.850   07/01/03    $  3,300,000
     600,000   American Muni. Pwr. OH, Inc. BANS (Village of Bremen Proj.) ..........    2.100   07/10/03         600,000
     810,000   American Muni. Pwr. OH, Inc. BANS (Village of Deshler Proj.) .........    2.100   07/10/03         810,000
   1,500,000   Greenhills, OH, GO BANS ..............................................    2.000   07/25/03       1,500,303
     500,000   Chillicothe, OH, GO BANS .............................................    2.200   08/01/03         500,168
   1,000,000   Liberty Township, OH, GO BANS ........................................    2.160   08/12/03       1,000,409
   1,700,000   Monroe, OH, GO BANS ..................................................    1.970   08/20/03       1,700,853
   3,900,000   Ohio St. University General Receipts BANS ............................    1.690   09/03/03       3,903,972
   2,359,990   Jackson Co., OH, GO BANS .............................................    1.950   09/11/03       2,360,676
     860,716   Wyoming, OH, GO BANS .................................................    2.250   09/12/03         861,994
     428,000   Richland Co., OH, GO BANS ............................................    2.050   10/01/03         428,480
     550,000   Wilmington, OH, GO BANS (Lowes Road Construction) ....................    1.840   10/02/03         550,360
   4,300,000   American Muni. Pwr. OH, Inc. BANS (Genoa Village Proj.) ..............    1.800   10/09/03       4,300,000
     860,000   American Muni. Pwr. OH, Inc. BANS (St. Marys City Proj.) .............    1.700   10/09/03         860,000
   1,000,000   Highland Heights, OH, GO BANS ........................................    2.000   10/09/03       1,001,220
     350,000   Fairfield, OH, CSD GO TANS ...........................................    2.540   10/23/03         350,745
   1,150,000   Mason, OH, GO BANS ...................................................    1.800   10/23/03       1,150,887
   2,195,000   Olmsted Falls, OH, GO BANS ...........................................    1.900   10/23/03       2,196,694
     635,000   Granville, OH, GO BANS ...............................................    2.090   10/28/03         635,593
   2,430,000   American Muni. Pwr. OH, Inc. BANS (Pioneer Village Proj.) ............    2.000   10/30/03       2,430,000
     385,000   Avon Lake, OH, GO BANS ...............................................    1.430   11/05/03         385,237
     615,000   American Muni. Pwr. OH, Inc. BANS (Village of Yellow Springs) ........    2.100   11/06/03         615,000
   1,000,000   Bucyrus, OH, Waterworks Sys. Fac .....................................    1.990   11/13/03       1,000,509
     250,000   Oakwood, OH, GO BANS .................................................    2.250   11/13/03         250,182
   5,200,000   American Muni. Pwr. OH, Inc. BANS (City of Galion Proj.) .............    2.250   11/14/03       5,205,727
   1,600,000   American Muni. Pwr. OH, Inc. BANS (Monroeville Proj.) ................    1.850   11/26/03       1,600,000
   2,125,000   American Muni. Pwr. OH, Inc. BANS (Shelby Proj.) .....................    1.700   11/26/03       2,125,000
   4,900,000   Eastlake, OH, GO BANS ................................................    2.250   12/03/03       4,912,335
     665,000   American Muni. Pwr. OH, Inc. BANS (Amherst Elec. Sys.) ...............    1.600   12/04/03         665,000
   2,421,000   American Muni. Pwr. OH, Inc. BANS (Bowling Green Proj.) ..............    1.650   12/04/03       2,421,000
   4,523,000   Deerfield Township, OH, GO BANS ......................................    2.000   12/04/03       4,527,773
     420,000   American Muni. Pwr. OH, Inc. BANS (Hubbard Proj.) ....................    1.450   12/19/03         420,000
     795,000   American Muni. Pwr. OH, Inc. (Brewster Village) ......................    1.300   01/15/04         795,000
   1,250,000   Dover, OH, Muni. Elec. Sys. Impt. GO .................................    1.750   01/15/04       1,253,021
   1,400,000   Willard, OH, GO BANS .................................................    2.000   01/29/04       1,404,825
     970,000   American Muni. Pwr. OH, Inc. (Woodsfield Village) ....................    1.400   02/05/04         970,000
     375,000   Hamilton, OH, CSD GO BANS ............................................    1.500   02/26/04         375,610
     255,000   Fairborn, OH, CSD GO BANS ............................................    2.000   03/02/04         256,096
     280,000   American Muni. Pwr. OH, Inc. (Bradner Village) .......................    1.300   03/18/04         280,000
   1,200,000   American Muni. Pwr. OH, Inc. (Lodi Village) ..........................    1.200   03/18/04       1,200,000
     550,000   Hamilton, OH, GO BANS ................................................    2.000   03/25/04         552,985
     500,000   Crestline, OH, Swr. Impt. GO .........................................    1.680   03/31/04         501,594
     773,992   Licking Heights, OH, LSD GO BANS .....................................    2.050   04/22/04         778,630
   2,937,833   Deerfield Twp., OH, GO BANS ..........................................    1.550   05/13/04       2,944,115
     250,000   Miami Co., OH, Hosp. Fac. (Upper Valley Medical Center) ..............    5.200   05/15/04         258,789
   3,450,000   Hillsboro, OH, CSD GO BANS ...........................................    1.780   05/20/04       3,465,979
   4,260,000   Willard, OH, GO BANS .................................................    1.460   05/20/04       4,267,812
     783,800   London, OH, GO BANS ..................................................    1.910   06/03/04         787,076
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $ 74,661,649
                                                                                                             ------------

50

Ohio Tax-Free Money Market Fund
(Continued)
=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 73.8%                                  RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,300,000   Cuyahoga Co., OH, EDR (The Cleveland Orchestra Proj.) ................    0.950   07/01/03    $  1,300,000
   1,000,000   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ......................    0.860   07/01/03       1,000,000
   3,110,000   Cuyahoga Co., OH, IDR (S&R Playhouse Realty) .........................    1.150   07/01/03       3,110,000
   7,000,000   Cuyahoga Co., OH, Rev. (Cleveland Clinic) ............................    1.000   07/01/03       7,000,000
   1,200,000   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ..................    1.200   07/01/03       1,200,000
   9,300,000   Montgomery Co., OH, (Miami Valley Hosp.) .............................    1.000   07/01/03       9,300,000
   2,400,000   Muskingum Co., OH, IDR (Elder-Beerman) ...............................    1.150   07/01/03       2,400,000
   4,670,000   Ohio St. Air Quality (OH Edison) .....................................    0.950   07/01/03       4,670,000
   5,425,000   Ohio St. Air Quality Dev. (CG&E) .....................................    0.950   07/01/03       5,425,000
   2,600,000   Ohio St. Air Quality Dev. PCR (Timken Co.) ...........................    1.050   07/01/03       2,600,000
   1,900,000   Ohio St. Higher Educ. Fac. Comm. Rev .................................    0.950   07/01/03       1,900,000
   4,300,000   Ohio St. Higher Educ. Fac. Rev. (Case Western Rsrv.) .................    0.950   07/01/03       4,300,000
   9,925,000   Trumbull Co., OH, Health Care
               (Shepard of Valley Lutheran Home) ....................................    1.050   07/01/03       9,925,000
   2,400,000   ABN AMRO Munitops Trust Cert. (Westerville, OH CSD GO) ...............    1.010   07/02/03       2,400,000
     875,000   Centerville, OH, Health Care Rev. (Bethany Lutheran Vlg. Proj.) ......    1.030   07/02/03         875,000
   2,800,000   Cleveland, OH, Airport Sys. Rev ......................................    1.050   07/02/03       2,800,000
     700,000   Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog .........................    1.400   07/02/03         700,000
   1,915,000   Cuyahoga Co., OH, Educ. Fac. Rev.
               (United Cerebral Palsy Assoc.) .......................................    1.100   07/02/03       1,915,000
     500,000   Delaware Co., OH, IDR (MRG Ltd. Proj.) ...............................    1.550   07/02/03         500,000
   1,385,000   Erie Co., OH, IDR (Toft Dairy, Inc.) .................................    1.100   07/02/03       1,385,000
     750,000   Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) .............    1.100   07/02/03         750,000
     500,000   Hamilton Co., OH, Econ. Dev. Rev.
               (Gen. Protestant Orphan Home) ........................................    1.060   07/02/03         500,000
     870,000   Hamilton Co., OH, Health Care Fac. Rev.
               (Aloysius Orphanage Proj.) ...........................................    1.100   07/02/03         870,000
     600,000   Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ..................    0.970   07/02/03         600,000
   1,850,000   Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ..................    0.970   07/02/03       1,850,000
     400,000   Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ..................    1.000   07/02/03         400,000
   4,000,000   Lake Co., OH, Hosp. Fac. Rev. (Lake Hosp. Sys., Inc.) ................    1.080   07/02/03       4,000,000
   1,735,000   Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ............................    1.100   07/02/03       1,735,000
     500,000   Meigs Co., OH, IDR (MRG Ltd. Proj.) ..................................    1.550   07/02/03         500,000
   1,070,000   Monroe, OH, IDR (Magnode Corp.) ......................................    1.700   07/02/03       1,070,000
   2,000,000   Montgomery Co., OH, EDR (Dayton Art Institute) .......................    1.050   07/02/03       2,000,000
   8,300,000   Ohio St. GO (Infrastructure Impt.) ...................................    0.950   07/02/03       8,300,000
   2,050,000   Ohio St. Water Dev. Auth. Rev. (Timken Co.) ..........................    1.000   07/02/03       2,050,000
   1,000,000   Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elec.) .......................    1.000   07/02/03       1,000,000
     500,000   Orrville, OH, Hosp. Fac. Rev. (Orrville Hosp.) .......................    1.030   07/02/03         500,000
   3,800,000   Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Rcpts ............    0.950   07/02/03       3,800,000
  14,310,000   Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Rcpts ............    0.950   07/02/03      14,310,000
   2,315,000   Scioto Co., OH, Hosp. Rev. (VHA Cent., Inc.) Ser. E ..................    0.950   07/02/03       2,315,000
   3,975,000   Scioto Co., OH, Hosp. Rev. (VHA Cent., Inc.) Ser. G ..................    0.950   07/02/03       3,975,000
   2,600,000   Summit, OH, Civic Fac. Rev. (YMCA Proj.), Ser. 1997 ..................    1.100   07/02/03       2,600,000
     500,000   Wyandot Co., OH, IDR (MRG Ltd. Proj.), Ser. 1985 .....................    1.550   07/02/03         500,000
     325,000   Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev.
               (Visiting Nurse Svcs. Proj.) .........................................    1.060   07/03/03         325,000
   1,900,000   Ashtabula Co., OH, Hosp. Fac. Rev.
               (Ashtabula Co. Med. Ctr. Proj.) ......................................    1.040   07/03/03       1,900,000

                                                                              51

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 73.8%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  4,000,000   Athens Co., OH, Port. Auth. Hsg. Rev.
               (University Hsg. for Ohio, Inc. Proj.) ...............................    1.040   07/03/03    $  4,000,000
   1,885,000   Butler Co., OH, Hosp. Fac. Rev.
               (Berkley Square Retirement Ctr. Proj.) ...............................    1.050   07/03/03       1,885,000
   2,800,000   Cambridge, OH, Hosp. Fac. Rev. (Southwestern
               Ohio Regional Medical) ...............................................    1.060   07/03/03       2,800,000
   1,115,000   Carroll Co., OH, Health Care Fac. Rev. (St. Johns Villa Proj.) .......    1.060   07/03/03       1,115,000
     360,000   Columbus, OH, GO .....................................................    0.900   07/03/03         360,000
     200,000   Columbus, OH, Sewer Rev ..............................................    1.000   07/03/03         200,000
     140,000   Coshocton Co., OH, Hosp. Fac. Rev.
               (Echoing Hills Village, Inc. Proj.) ..................................    1.100   07/03/03         140,000
   1,695,000   Cuyahoga Co., OH, Civic Fac. Rev. (West Side Ecumenical) .............    1.100   07/03/03       1,695,000
  10,000,000   Cuyahoga Co., OH, Health Care Fac. Rev.
               (Gardens of McGregor) ................................................    1.050   07/03/03      10,000,000
   3,330,000   Delaware Co., OH, Health Care Fac. Rev. (Sarah Moore Home) ...........    1.130   07/03/03       3,330,000
   1,715,000   Franklin Co., OH, EDR (Columbus Montessori Educ. Ctr.) ...............    1.080   07/03/03       1,715,000
   2,360,000   Franklin Co., OH, EDR (Dominican Sisters) ............................    1.100   07/03/03       2,360,000
   2,015,000   Franklin Co., OH, Health Care Fac. Rev.
               (Heinzerling Foundation) .............................................    1.100   07/03/03       2,015,000
     960,000   Franklin Co., OH, Health Care Fac. Rev.
               (Lifeline Organ Procurement) .........................................    1.100   07/03/03         960,000
     870,000   Franklin Co., OH, Hosp. Rev. (US Health Corp.) .......................    0.950   07/03/03         870,000
     400,000   Franklin Co., OH, IDR (Columbus College) .............................    1.100   07/03/03         400,000
   1,005,000   Franklin Co., OH, IDR (Ohio Girl Scouts) .............................    1.100   07/03/03       1,005,000
   1,800,000   Fulton, OH, IDR (Polycraft, Inc.) ....................................    1.300   07/03/03       1,800,000
   1,700,000   Geauga Co., OH, Health Care Fac. Rev. (Heather Hill Proj.) ...........    1.080   07/03/03       1,700,000
   1,178,900   Hamilton Co., OH, EDR (Cincinnati Assoc. for
               the Performing Arts) .................................................    1.050   07/03/03       1,178,900
   1,895,000   Hamilton Co., OH, EDR (Union Inst. Proj.) ............................    1.100   07/03/03       1,895,000
   2,900,000   Hamilton Co., OH, Health Care Fac. Rev. (Episcopal Proj.) ............    0.900   07/03/03       2,900,000
   4,000,000   Hamilton Co., OH, Hosp. Fac Rev. (Episcopal Retirement Proj.) ........    1.020   07/03/03       4,000,000
   1,350,000   Hamilton Co., OH, Hosp. Fac. Rev. (Beechwood Home Proj.) .............    1.050   07/03/03       1,350,000
   7,400,000   Hamilton Co., OH, Hosp. Fac. Rev.
               (Children's Hosp. Medical Center) ....................................    1.020   07/03/03       7,400,000
   1,000,000   Hamilton Co., OH, Hosp. Fac. Rev.
               (Childrens Hosp. Medical Center) .....................................    1.020   07/03/03       1,000,000
   6,200,000   Hamilton Co., OH, Hosp. Fac. Rev. (Drake Center, Inc.) ...............    1.020   07/03/03       6,200,000
   4,700,000   Hamilton Co., OH, Hosp. Fac. Rev.
               (Episcopal Retirement Proj.) .........................................    1.020   07/03/03       4,700,000
   5,920,000   Hamilton Co., OH, Sales Tax Floater Ctfs., Ser. 356 ..................    1.040   07/03/03       5,920,000
  14,600,000   Hamilton, OH, Elec. Rev ..............................................    0.980   07/03/03      14,600,000
   2,944,000   Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. A ..............    1.040   07/03/03       2,944,000
   1,963,000   Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. B ..............    1.040   07/03/03       1,963,000
   2,623,000   Hancock Co., OH, MFM Rev. (Crystal Glen Apts. Proj. Phase II) ........    1.040   07/03/03       2,623,000
   5,105,000   Lima, OH, Hosp. Fac. & Impt. Rev. (Lima Memorial Hosp.) ..............    1.100   07/03/03       5,105,000
     165,000   Lucas Co., OH, IDR (Assoc. Proj.) ....................................    1.200   07/03/03         165,000
     175,000   Lucas Co., OH, Rev. (Sunshine Children's Home) .......................    1.060   07/03/03         175,000
     830,000   Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) .......    1.100   07/03/03         830,000
   4,000,000   Mahoning Co., OH, Hosp. Fac. (Forum Health Oblig.) ...................    1.000   07/03/03       4,000,000
      90,000   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ................    1.040   07/03/03          90,000

52

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 73.8%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,920,000   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ................    1.040   07/03/03    $  2,920,000
   1,150,000   Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ..............    1.100   07/03/03       1,150,000
   2,000,000   Middleburg Heights, OH, Hosp. Rev. (Southwest Gen. Health) ...........    1.060   07/03/03       2,000,000
   1,305,000   Montgomery Co., OH, Health Care Rev.
               (Comm. Blood Center Proj.) ...........................................    1.100   07/03/03       1,305,000
   3,100,000   Montgomery Co., OH, Ltd. Oblig. Rev. (St.Vincent de Paul Proj.) ......    1.030   07/03/03       3,100,000
     200,000   Ohio St. Higher Educ. Fac. Rev. (Malone College) .....................    1.060   07/03/03         200,000
   4,100,000   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ........................    1.100   07/03/03       4,100,000
   3,900,000   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ........................    1.100   07/03/03       3,900,000
     500,000   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ........................    1.100   07/03/03         500,000
   4,620,000   Ohio St. Turnpike Rev ................................................    1.040   07/03/03       4,620,000
  10,000,000   Ohio St. Univ., Ser. 1997 ............................................    1.000   07/03/03      10,000,000
   1,575,000   Ottawa Co., OH, Hosp. Fac. Rev. (Lutheran
               Home of Mercy Proj.) .................................................    1.060   07/03/03       1,575,000
   5,200,000   Puerto Rico Childrens Trust Fund .....................................    1.000   07/03/03       5,200,000
  13,000,000   Puerto Rico Commonwealth Hwy. & Trans. Auth ..........................    0.980   07/03/03      13,000,000
     500,000   Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker
               Holdings, Inc.) ......................................................    1.100   07/03/03         500,000
   4,935,000   Sharonville, OH, IDR (Duke Realty Proj.) .............................    1.150   07/03/03       4,935,000
   1,590,000   Summit Co., OH, Health Care Fac. Rev. (Evant, Inc. Proj.) ............    1.060   07/03/03       1,590,000
     320,000   Summit Co., OH, IDR (Go-Jo Ind., Inc. Proj.) .........................    1.100   07/03/03         320,000
   5,000,000   Summit Co., OH, Port. Auth. Rev. (Suuma Health Sys.
               Hosp. Proj.) .........................................................    1.030   07/03/03       5,000,000
   3,995,000   Univ. of Akron, OH, General Receipts .................................    1.040   07/03/03       3,995,000
   1,600,000   Warren Co., OH, IDR (Liquid Container Proj.) .........................    1.050   07/03/03       1,600,000
   1,580,000   Westlake, OH, EDR (Oaks Dev. Co. Proj.) ..............................    1.060   07/03/03       1,580,000
   4,900,000   Woodlawn, OH, EDR (Goodwill Ind. Proj.) ..............................    1.050   07/03/03       4,900,000
   2,435,000   Miami Co., OH, Hosp. Fac. Rev. (Upper Valley Medical Center) .........    1.000   07/04/03       2,435,000
   2,500,000   Hamilton Co., OH, IDR (ADP System) ...................................    1.400   07/15/03       2,500,000
                                                                                                             ------------
               TOTAL  FLOATING & VARIABLE DEMAND NOTES ..............................                        $310,868,900
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS - 3.7%                                          RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    700,000   Clermont Co., OH, EDR (Eastgate Partnership) .........................    1.850   09/01/03    $    700,000
   4,045,000   Cuyahoga Co., OH, IDR (Halle Office Bldg.) ...........................    1.210   10/01/03       4,045,000
   1,125,000   Clermont Co., OH, EDR (John Q. Hammons Proj.) ........................    1.400   11/01/03       1,125,000
   2,570,000   Ohio St. HFA MFH (Lincoln Park) ......................................    1.750   11/01/03       2,570,000
   2,760,000   Richland Co., OH, IDR (Mansfield Sq. Proj.) ..........................    1.500   11/15/03       2,760,000
     855,000   Scioto Co., OH, Health Care Rev. (Hillview Retirement) ...............    1.350   12/01/03         854,934
   3,000,000   ABN AMRO Munitops Trust Cert. 1998-I8
               (Cleveland Water Works) ..............................................    1.210   12/10/03       3,000,000
     700,000   Gallia Co., OH, IDR (Jackson Pike Assoc.) ............................    1.450   12/15/03         700,000
                                                                                                             ------------
               TOTAL ADJUSTABLE RATE PUT BONDS ......................................                        $ 15,754,934
                                                                                                             ------------

                                                                              53

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     COMMERCIAL PAPER - 4.6%                                                   RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Ohio St. Higher Educ. (Case Western Reserve Univ.) ...................    1.050   08/01/03    $  3,000,000
  12,900,000   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) .................    1.100   10/06/03      12,900,000
   3,700,000   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) .................    1.150   12/01/03       3,700,000
                                                                                                             ------------
               TOTAL COMMERCIAL PAPER ...............................................                        $ 19,600,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES  - 99.8%
               (Amortized Cost $420,885,483) ........................................                        $420,885,483

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% .........................                           1,044,079
                                                                                                             ------------

               NET ASSETS- 100.0% ...................................................                        $421,929,562
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     MUNICIPAL OBLIGATIONS - 104.0%                                            RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 1.3%
$    450,000   Houston Co., AL, UT GO Warrants ......................................    5.350   10/15/11    $    519,242
                                                                                                             ------------

               ARKANSAS - 2.0%
     775,000   Little Rock, AR, Healthcare Rev. (Baptist Health) ....................    5.000   09/01/14         828,351
                                                                                                             ------------

               COLORADO - 2.7%
   1,065,000   Superior Metro. Dist. No. 1 CO, Water & Sewer
               ARPB Mandatory Put ...................................................    5.500   12/01/04       1,111,285
                                                                                                             ------------

               FLORIDA - 12.3%
     805,000   Florida HFA MFH Sr. Lien, Ser. I-1 ...................................    6.100   01/01/09         865,447
   1,000,000   Greater Orlando Aviation Auth. Orlando, FL, Arpt. Facs. Rev ..........    5.250   10/01/09       1,123,120
     400,000   Gulf Breeze, FL, Rev. (Miami Beach) Mandatory Put ....................    5.000   12/01/12         448,532
   1,000,000   Jacksonville, FL, Elect. Auth. Rev ...................................    1.000   10/01/30       1,000,000
   1,000,000   Pasco Co., FL, HFA MFH Rev. (Oak Trail Apts.) ........................    5.500   06/01/08       1,068,140
     455,000   Pensacola, FL, Airport Rev. ..........................................    5.400   10/01/07         510,442
                                                                                                             ------------
                                                                                                                5,015,681
                                                                                                             ------------

               ILLINOIS - 1.5%
     500,000   Chicago, IL, Met. Water Reclamation Dist. Escrowed to Maturity .......    7.000   01/01/11         623,770
                                                                                                             ------------

               INDIANA - 1.3%
     500,000   Indiana HFA Multi-Unit Mtg. Prog. Rev ................................    6.600   01/01/12         511,375
                                                                                                             ------------

               IOWA - 0.3%
     130,000   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist
               Hosp.)Escrowed to Maturity ...........................................    6.000   08/15/09         133,338
                                                                                                             ------------

               KANSAS - 3.0%
   1,055,000   Sedgwick Co., KS, USD UT GO ..........................................    5.000   11/01/10       1,203,934
                                                                                                             ------------

               MASSACHUSETTS - 0.9%
     345,000   Massachusetts St. Ind. Fin. Agy. Rev. (Hudner Assoc.) ................    5.000   01/01/08         365,821
                                                                                                             ------------

               MISSISSIPPI - 2.5%
     250,000   Misissippi St. Capt. Impt. GO Prerefunded @ 100 ......................    5.000   11/01/08         285,190
     335,000   Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ..................    5.200   05/01/11         348,993
     365,000   Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ..................    5.300   05/01/12         379,553
                                                                                                             ------------
                                                                                                                1,013,736
                                                                                                             ------------

               NEBRASKA - 0.0%
       5,000   Nebraska Invest. Fin. Auth. Rev. (Foundation for Educ.
               Fund), Escrowed to Maturity ..........................................    7.000   11/01/09           5,072
                                                                                                             ------------

               NEVADA - 1.3%
     495,000   Las Vegas, NV, Spl. Impt. Dist. Rev ..................................    5.250   06/01/12         540,629
                                                                                                             ------------

                                                                              55

TAX-FREE INTERMEDIATE TERM FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     MUNICIPAL OBLIGATIONS - 104.0% (CONTINUED)                                RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 4.1%
$    200,000   Hempstead Town, NY, GO ...............................................    5.000   02/15/10    $    220,422
   1,250,000   New York St. Twy. Auth. Svc. Contract Rev ............................    5.500   04/01/13       1,439,550
                                                                                                             ------------
                                                                                                                1,659,972
                                                                                                             ------------

               OHIO - 50.5%
     275,000   Akron, OH, GO ........................................................    6.000   11/01/11         327,415
   1,000,000   Bowling Green St. University, OH, General Receipts ...................    5.750   06/01/12       1,163,940
   1,000,000   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.) ..........    3.000   11/01/17       1,000,000
     465,000   Cincinnati, OH, Police & Fireman's Disability GO .....................    5.750   12/01/16         538,754
     325,000   Columbus, OH, GO .....................................................    4.750   06/15/10         356,535
     374,530   Columbus, OH, Special Assessment GO ..................................    5.050   04/15/08         414,092
   1,000,000   Cuyahoga Co., OH, Mtg. Rev. (West Tech. Apts. Proj.) .................    5.100   09/20/10       1,082,690
     415,000   Dublin, OH, Var. Purp. Impt. GO ......................................    6.000   12/01/15         489,090
     500,000   Erie Co., OH, Hosp. Facs. Rev., (Fireland Regl. Med. Ctr.) ...........    6.000   08/15/13         569,930
   1,005,000   Franklin Co., OH, Health Care Rev. (First Comm. Village) .............    6.000   06/01/06       1,073,963
   1,075,000   Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) ...........    5.500   05/01/12       1,248,871
   1,000,000   Franklin Co., OH, Rev. (Online Computer Library Ctr.) ................    4.650   10/01/11       1,069,540
   1,000,000   Hamilton Co., OH, Sewer Sys. Rev .....................................    5.500   12/01/11       1,178,410
   1,000,000   Indian Hill, OH, EVSD GO .............................................    5.250   12/01/14       1,135,280
   1,000,000   Lorain Co., OH, Hosp. Rev. (Catholic Health) .........................    5.625   10/01/11       1,125,540
     230,000   Lorain, OH, LT GO ....................................................    4.500   12/01/14         248,890
     250,000   Lorain, OH, LT GO ....................................................    4.625   12/01/15         269,275
     480,000   Midview, OH, LSD COP .................................................    4.250   11/01/09         513,883
      95,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) .................    5.500   12/01/04          98,304
     115,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) .........    5.600   12/01/03         116,918
     500,000   Ohio St. IDR (Bomaine Corporation Proj.) .............................    5.500   11/01/07         511,030
     275,000   Ohio St. Pub. Facs. Comm. Mental Health ..............................    5.200   06/01/12         310,274
     540,000   Ohio St. Revitalization Proj .........................................    5.000   10/01/08         612,592
   1,000,000   Ohio St. University General Receipts Rev .............................    5.125   12/01/11       1,137,110
     615,000   Ohio St. University General Receipts Rev .............................    5.750   12/01/13         728,916
   1,035,000   Reading, OH, Rev. (St. Mary's Educ. Institute) .......................    5.550   02/01/10       1,170,306
     530,000   Toledo, OH, GO .......................................................    6.000   12/01/06         606,150
     660,000   West Chester Twp., OH, GO ............................................    5.500   12/01/14         763,785
     600,000   West Clermont, OH, LSD GO Partially Prerefunded @ 100 ................    6.150   12/01/08         665,436
                                                                                                             ------------
                                                                                                               20,526,919
                                                                                                             ------------

               PENNSYLVANIA - 4.6%
     250,000   Lehigh Co., PA, Indl. Dev. Auth. Poll. Ctl. Rev. (PPL Elec. Utils.) ..    3.125   11/01/08         256,030
     500,000   Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ................    6.600   11/01/09         518,470
   1,000,000   Pennsylvania St. Higher Educ. Facs. (St. Josephs College) ............    5.000   05/01/11       1,081,890
                                                                                                             ------------
                                                                                                                1,856,390
                                                                                                             ------------

               SOUTH CAROLINA - 4.5%
   1,000,000   Richland Co., SC, (Intl. Paper Co.), Ser. A ..........................    4.250   10/01/07       1,044,560
     725,000   Richland-Lexington, SC, Airport Dist. Rev. (Columbia Metro.) .........    6.000   01/01/08         767,608
                                                                                                             ------------
                                                                                                                1,812,168
                                                                                                             ------------

               TENNESSEE - 6.4%
     500,000   Memphis-Shelby Co., TN, Arpt. Spl. Facs. Rev. (Federal
               Express Corp.) .......................................................    5.050   09/01/12         537,950
   1,000,000   Montgomery Co., TN, UT GO ............................................    4.500   05/01/11       1,095,460
     835,000   Shelby Co., TN, Sports Auth. (Memphis Arena Proj.), Ser. A ...........    5.500   11/01/13         970,813
                                                                                                             ------------
                                                                                                                2,604,223
                                                                                                             ------------

56

TAX-FREE INTERMEDIATE TERM FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     MUNICIPAL OBLIGATIONS - 104.0% (CONTINUED)                                RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
               TEXAS - 4.8%
$    500,000   Austin, TX, Hotel Occupancy Tax, Rev., Ref-Sub Lien ..................    5.750   11/15/12    $    587,240
     585,000   Denton Co., TX, Permanent Impt. GO ...................................    5.000   07/15/12         648,922
      87,311   Midland, TX, HFC Rev., Ser. A-2 ......................................    8.450   12/01/11          93,761
     515,000   Robinson, TX, ISD GO .................................................    5.750   08/15/10         596,025
      10,000   San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ..............    5.000   02/01/12          11,430
                                                                                                             ------------
                                                                                                                1,937,378
                                                                                                             ------------
               TOTAL MUNICIPAL OBLIGATIONS ..........................................                        $ 42,269,284
                                                                                                             ------------

               CASH EQUIVALENTS - 0.1%
$     50,000   Merrill Lynch Institutional Tax-Exempt Fund ..........................                        $     50,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES - 104.1%
               (Amortized Cost $39,559,115) .........................................                        $ 42,319,284

               LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%) .......................                          (1,668,106)
                                                                                                             ------------

               NET ASSETS - 100.0% ..................................................                        $ 40,651,178
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003

=========================================================================================================================
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.3%                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    475,000   Delaware St. Health Fac. Auth. Rev. (Kent General Hosp.),
               Prerefunded @ 102 ....................................................    5.250   07/01/03    $    484,500
     180,000   Delaware St. Health Fac. Auth. Rev. (Kent General Hosp.),
               Prerefunded @ 102 ....................................................    5.250   07/01/03         183,600
     200,000   Pennsylvania St. Higher Ed. Assistance Agcy. Student Ln. Rev .........    2.350   07/01/03         200,000
     200,000   Pennsylvania St. Higher Ed. Assistance Agcy. Student Ln. Rev .........    2.700   07/01/03         200,000
     100,000   Savannah, GA, Hosp. Auth. Rev. (St. Joseph Hosp. Proj.),
               Prerefunded @ 102 ....................................................    6.200   07/01/03         102,000
     240,000   Hudson Co., NJ, Impt. Auth. Lease Rev. (Union City Lease Proj.) ......    4.250   07/15/03         240,265
     425,000   Bucyrus, OH, GO (Storm Water Drainage Sys.) ..........................    2.500   07/16/03         425,043
     350,000   Bellefontaine, OH, GO BANS (South Main Street) .......................    2.100   07/31/03         350,144
   1,080,000   Breathitt Co., KY, Justice Ctr. Corp. Rev. BANS ......................    2.500   08/01/03       1,079,999
     245,000   Potter Co., PA, Hosp. Auth. Rev. (Charles Cole Memorial Hosp.) .......    5.200   08/01/03         245,686
     160,000   San Antonio, TX, LT GO, Prerefunded @100 .............................    4.000   08/01/03         160,367
     120,000   Richland Co., OH, GO BANS ............................................    2.650   08/13/03         120,112
     100,000   Dallas, TX, ISD, Prerefunded @ 100 ...................................    5.600   08/15/03         100,539
     100,000   Dripping Springs, TX, ISD ............................................    7.500   08/15/03         100,774
     250,000   Rib Mountain, WI, UT GO ..............................................    3.000   09/01/03         250,738
     105,000   South Dakota St. Health & Ed. Fac. Auth. Rev.
               (Westhills Village), Prerefunded @ 102 ...............................    7.250   09/01/03         108,144
     100,000   Connecticut St. Spl. Tax Oblig. Rev., Prerefunded @ 101.5 ............    4.600   10/01/03         101,591
     750,000   Symmes Twp., OH, BANS ................................................    2.000   10/15/03         751,295
     300,000   North Randall, OH, Temp. Bonds .......................................    2.100   10/17/03         300,219
     250,000   Marathon Co., WI, UT GO ..............................................    2.500   11/01/03         251,004
     415,000   Midview, OH, LSD COP .................................................    1.300   11/01/03         415,000
     745,000   Bucyrus, OH, GO (Waterworks Sys. Fac.) ...............................    1.990   11/13/03         745,379
     250,000   Oakwood, OH, GO BANS .................................................    2.250   11/13/03         250,182
     100,000   Central Falls, RI, UT GO .............................................    4.700   11/15/03         101,272
     145,000   Centerville, OH, CSD UT GO ...........................................    2.000   12/01/03         145,450
     100,000   Hempstead Town, NY, IDA Res. Recovery Rev ............................    4.500   12/01/03         101,307
     100,000   Houston, TX, Wtr. & Swr. Sys. Rev ....................................    5.000   12/01/03         101,564
   1,500,000   Obetz, OH, BANS ......................................................    1.700   12/12/03       1,502,010
     140,000   Salt River, AZ, Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.,
               Prerefunded @ 102 ....................................................    5.000   01/01/04         145,298
     130,000   Salt River, AZ, Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.,
               Prerefunded @ 102 ....................................................    5.000   01/01/04         136,283
     738,550   American Muni. Pwr. OH, Inc. BANS (Milan Village) ....................    1.400   01/15/04         738,550
     200,000   Scarsdale, NY, Un. Free Sch. Dist ....................................    5.500   01/15/04         202,327
     250,000   Deerfield Twp., OH, TANS .............................................    2.100   01/28/04         250,712
     675,000   American Muni. Pwr. OH, Inc. BANS (Lakeview Village) .................    1.400   02/05/04         675,000
     300,000   Berkeley Co., WV, Pub. Svc. Dist. Wtr. Rev ...........................    2.000   03/01/04         301,288
     300,000   Portsmouth, OH, Wtr. Sys. Rev ........................................    1.600   04/01/04         300,000
     200,000   Bloomville, OH, BANS .................................................    2.160   05/06/04         201,103
     735,000   Monroe, OH, BANS .....................................................    1.800   05/06/04         737,459
     120,000   Lebanon, OH, BANS (Fire Dept. Impt.) .................................    1.650   05/20/04         120,367
     100,000   Kentucky St. Higher Ed. Student Ln. Corp. Insd. Student Ln. Rev ......    5.200   06/01/04         103,030
     500,000   Spencerville, OH, BANS (Wtr. Sys. Impt.) .............................    1.950   06/02/04         501,381

58

TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.3%                    COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    525,000   American Muni. Pwr. OH, Inc. BANS (Grafton Village) ..................    1.250   06/17/04    $    525,000
     875,000   Blanchester, OH, Wtr. Sys. Impt. BANS ................................    1.950   07/08/04         877,013
                                                                                                             ------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..................                        $ 14,932,995
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     FLOATING & VARIABLE DEMAND NOTES - 48.9%                                  RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    580,000   Arvada, CO, Water Util. Rev ..........................................    1.300   07/01/03    $    580,000
     300,000   Broward Co., FL, Health Fac. Auth. Rev. (John Knox Village) ..........    1.150   07/01/03         300,000
     200,000   Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic) .....    0.980   07/01/03         200,000
     200,000   Grand Forks, ND, Hosp. Fac. Rev. (United Hosp. Oblig.
               Group Proj.) .........................................................    1.030   07/01/03         200,000
     500,000   Jacksonville, FL, Elec. Auth. Rev., Var. (Sub. Elec. Sys.), Ser. B ...    1.000   07/01/03         500,000
     200,000   Jacksonville, FL, Health Facs. Hosp. Rev. (Genesis Rehab Hosp.) ......    1.000   07/01/03         200,000
     400,000   Martin Co., FL, PCR (Florida Power & Light) ..........................    1.050   07/01/03         400,000
     200,000   Municipal Secs. Trust Ctfs., Ser. 2001-161 (Florida Brd.
               of Educ.) ............................................................    1.030   07/01/03         200,000
     500,000   Ohio State Air Quality Rev. PCR (OH Edison) ..........................    0.950   07/01/03         500,000
     200,000   Reno, NV, Hosp. Rev. (St. Marys) .....................................    1.000   07/01/03         200,000
     765,000   E-470 Pub. Highway Auth. Colorado Rev. (Vehicle
               Registration Fee) ....................................................    0.950   07/02/03         765,000
     100,000   East Carolina Univ. Rev. (Ficklen Stadium Proj.) .....................    1.100   07/02/03         100,000
     900,000   Eddyville, IA, IDR (Heartland Lysine, Inc.) ..........................    2.700   07/02/03         900,000
     200,000   Illinois Hsg. Dev. Auth. MFH Rev. (Lakeshore Plaza) ..................    0.950   07/02/03         200,000
     100,000   Knox, IN, EDR (J.W. Hicks, Inc. Proj.) ...............................    1.250   07/02/03         100,000
   1,415,000   New York City, NY, Transitional Fin. Auth ............................    1.000   07/02/03       1,415,000
     100,000   Northeastern PA, Hosp. & Edl. Auth. (Wyoming Vy. Healthcare) .........    1.050   07/02/03         100,000
     105,000   Pinellas Co., FL, Ed. Fac. Auth. Rev. (Canterbury Sch. of FL) ........    0.950   07/02/03         105,000
     375,000   Port Kalama, WA, Pub. Corp. Port. (Conagra, Inc. Proj.) ..............    1.150   07/02/03         375,000
     710,000   Port Seattle, WA, IDC Aprt. Rev. (Alaska Airlines Inc.) ..............    1.150   07/02/03         710,000
   1,100,000   Scio Twnshp., MI, EDR (ADP Network) ..................................    1.530   07/02/03       1,100,000
     560,000   Boone Co., KY, Indl. Bldg. Rev. (The Hennegan Co. Proj.) .............    1.100   07/03/03         560,000
     240,000   Boulder Co., CO, Dev. Rev. (Humane Society Inc.) .....................    1.100   07/03/03         240,000
     100,000   Catawba Co., NC, Indl. Facs. (Lucky 7 Dev. Group) ....................    1.200   07/03/03         100,000
     545,000   Eden Prairie, MN, MFH Rev. (Lake Place Apts.) ........................    1.100   07/03/03         545,000
     335,000   Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns. Fargo Proj.) ...........    1.100   07/03/03         335,000
     410,000   Greenwood, IN, EDR (Health Quest Realty) .............................    1.290   07/03/03         410,000
     130,000   Henderson, NV, Pub. Impt. MFH Rev. (Pueblo I), Ser. A ................    1.150   07/03/03         130,000
     595,000   Hillsborough Co., FL, HFA MFH Rev. (Brandon) .........................    1.000   07/03/03         595,000
     460,000   Illinois Dev. Auth. IDR (Hoda LLC) ...................................    1.300   07/03/03         460,000
     235,000   Indiana St. EDR (Earlham College) ....................................    1.100   07/03/03         235,000
     894,000   Indianapolis, IN, EDR (Pedcore Invts. Waterfront) ....................    1.340   07/03/03         894,000
     390,000   Iowa HFA Health Care Rev. (Wesley Retirement Svcs. Inc.) .............    1.100   07/03/03         390,000
     470,000   Lancaster Co., NE, IDR (Garner Ind.) .................................    1.180   07/03/03         470,000
   1,085,000   Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ..................    1.300   07/03/03       1,085,000
     150,000   Maricopa Co., AZ, IDR (McLane Co.) ...................................    1.500   07/03/03         150,000
     110,000   Mississippi Bus. Fin. Corp. (Arch Aluminum & Glass) ..................    1.250   07/03/03         110,000
     100,000   New Hampshire St. Bus. Fin. Auth. (Foundation for
               Seacoast Health) .....................................................    1.000   07/03/03         100,000
   1,200,000   New Hampshire St. Bus. Fin. Auth. (Valley Regional Hosp.) ............    1.000   07/03/03       1,200,000

                                                                              59

TAX-FREE MONEY MARKET FUND
(CONTINUED)
=========================================================================================================================
   PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES - 48.9%                                 COUPON   MATURITY       MARKET
    AMOUNT     (CONTINUED)                                                               RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    125,000   Philadelphia, PA, Hosp. & Higher Ed. Fac. Auth. Rev. (The
               Philadelphia Sch.) ...................................................    1.000   07/03/03    $    125,000
   1,105,000   Salina, KS, Rev. (Salina Center Mall Ltd.) ...........................    1.200   07/03/03       1,105,000
     500,000   Seminole Co., FL, IDA Health Fac. (Florida Living
               Nursing Center) ......................................................    1.180   07/03/03         500,000
     705,000   St. Louis, MO, Clearance Redev. Auth. (Lamment Bldg.) ................    1.150   07/03/03         705,000
                                                                                                             ------------
               TOTAL  FLOATING & VARIABLE DEMAND NOTES ..............................                        $ 19,594,000
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                            COUPON   MATURITY       MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS - 15.6%                                         RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$    530,000   Lexington-Fayette Co., KY, Urban Govt. Rev.
               (Providence Montessori) ..............................................    2.250   07/01/03    $    530,000
   1,000,000   Pulaski Co., KY, Solid Wst. Disp. Rev. (East KY Pwr.) ................    1.300   08/15/03       1,000,000
     500,000   Sabine River, TX, IDA (Northeast TX Elec. Coop.) .....................    1.250   08/15/03         500,000
     705,000   Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ..........................    2.000   08/15/03         705,000
   1,200,000   Owensboro, KY, IDR, Ser. 1985 (Dart Container) .......................    1.900   09/01/03       1,200,000
     145,000   Portage Co., OH, IDR (Neidlinger Proj.) ..............................    2.150   09/01/03         145,000
     140,000   Summit Co., OH, IDR (Keltec Inc. Proj.) ..............................    2.150   09/01/03         140,000
     510,000   Summit Co., OH, IDR (Struktol Co. America Proj.) .....................    2.150   09/01/03         510,000
      75,000   Summit Co., OH, IDR (Triscari Proj.) .................................    2.150   09/01/03          75,000
     120,000   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ............................    1.210   10/01/03         120,000
     325,000   Summit Co., OH, IDR (L & W Mfg. Proj.) ...............................    2.150   10/01/03         325,000
   1,000,000   Westmoreland Co., PA, IDR (White Consolidated Industries) ............    1.265   12/01/03       1,000,000
                                                                                                             ------------
               TOTAL ADJUSTABLE RATE PUT BONDS ......................................                        $  6,250,000
                                                                                                             ------------

               TOTAL INVESTMENT SECURITIES- 101.8%
               (Amortized Cost $40,776,995) .........................................                        $ 40,776,995

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%) .......................                            (709,895)
                                                                                                             ------------
               NET ASSETS - 100.0% ..................................................                        $ 40,067,100
                                                                                                             ============

See accompanying notes to portfolio of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2003
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2003.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LT - Limited Tax
MFA - Multi-Family Authority
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
TANS - Tax Anticipation Notes
USD - Unified School District
UT - Unlimited Tax

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Shareholders and
Board of Trustees of the Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities of Touchstone Tax-Free Trust comprising the Tax-Free Money Market Fund, California Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Tax-Free Intermediate Term Fund, and Ohio Insured Tax-Free Fund (the "Funds"), including the portfolios of investments, as of June 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the four years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years or periods ended June 30, 1999 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the financial highlights in their report dated August 6, 1999.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Touchstone Tax-Free Trust as of June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the four years then ended in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
August 7, 2003

THIS PAGE INTENTIONALLY LEFT BLANK.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group

                                                               -----------------
                                                                   PRESORTED
                                                                   STANDARD
                                                               U.S. POSTAGE PAID
                                                                  CHICAGO, IL
                                                                  PERMIT #6325
                                                               -----------------

                                                       Address Service Requested

[LOGO]TOUCHSTONE
      INVESTMENTS
                                                                    ------------
                                                                    TSF-336-0308

ITEM 2. CODE OF ETHICS. Not applicable to Annual Reports for the period ended June 30, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to Annual Reports for the period ended June 30, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to Annual Reports for the period ended June 30, 2003.

ITEMS 5-6. RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

Item 8.    RESERVED

ITEM 9.    CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)    Not applicable [See Item 2].

(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)       Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Patrick T. Bannigan
--------------------------------------------------------------------------------
Patrick T. Bannigan
President

Date:  September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Patrick T. Bannigan
--------------------------------------------------------------------------------
Patrick T. Bannigan
President

Date:  September 5, 2003

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller

Date:  September 9, 2003